                                                                      prospectus

                            [LOGO OF PAN AMERICAN]

                            variable universal life

        The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus, or
          determined whether this prospectus is accurate or complete.
           Any representation to the contrary is a criminal offense.

                                                                     May 1, 2002


--------------------------------------------------------------------------------

    pan-american assurance company . variable universal life . may 1, 2002

--------------------------------------------------------------------------------

          FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY

                                   ISSUED BY

                  PAN-AMERICAN VARIABLE LIFE SEPARATE ACCOUNT

                                      AND

                        PAN-AMERICAN ASSURANCE COMPANY

   This Prospectus describes the Flexible Premium Adjustable Variable Life Insurance Policy (Policies) offered by Pan-American Assurance Company (Pan-American).

   The Policy is a Life Insurance Policy and has been designed to be used to create or conserve one's estate, retirement planning and other insurance needs of individuals and businesses.

   The Policy has 30 investment choices--a Fixed Account and 29 Separate Account Funds listed below.

   When you buy a Policy, to the extent you have selected Separate Account Funds, you bear the complete investment risk. Your Accumulated Value in the Policy, when based on the investment experience of the Separate Account Funds, is variable and may increase or decrease. The duration or amount of the Death Benefit may be fixed or may vary depending on the investment experience and the Death Benefit Option selected.

   You can put your Premiums into our Fixed Account and/or any of the following Separate Account Funds:

MFS Variable Insurance Trust

 Advised by MFS Management, Inc.
     MFS Money Market Series--Initial Class
     MFS Total Return Series--Service Class
    MFS Investors Trust Series--Service Class (growth with income) (formerly, MFS Growth with Income Series--Service Class)
     MFS Emerging Growth Series--Service Class
     MFS Investors Growth Stock Series--Service Class (formerly, MFS Growth Series--Service Class)
     MFS Utilities Series--Service Class

INVESCO Variable Investment Funds

 Advised by Invesco Funds Group, Inc.
     INVESCO VIF--Small Company Growth Fund
     INVESCO VIF--Technology Fund
     INVESCO VIF--Health Sciences Fund
     INVESCO VIF--Financial Services Fund
     INVESCO VIF--Dynamics Fund (mid cap growth)

J.P. Morgan Series Trust II

 Advised by J.P. Morgan Investment Management, Inc.
     J.P. Morgan Bond Portfolio
     J.P. Morgan U.S. Disciplined Equity Portfolio
     J.P. Morgan Mid-Cap Value Portfolio

American Century Variable Portfolios, Inc.

 Advised by American Century Investment Management, Inc.
     American Century VP Ultra Fund
     American Century VP Income & Growth Fund
     American Century VP Value Fund
     American Century VP International Fund

Franklin Templeton Variable Insurance Products Trust

 Advised by Franklin Advisers, Inc.
     Franklin Strategic Income Fund
     Franklin US Government Securities Fund
     Franklin Income Fund
     Franklin Real Estate Fund
     Franklin Small Cap Value Fund
     Franklin Rising Dividends Fund
     Franklin Growth and Income Fund

 Advised by Templeton Global Advisers Limited

     Templeton Foreign Securities Fund (formerly, Templeton International Securities Fund)
     Templeton Growth Fund

 Advised by Franklin Mutual Advisers, LLC
     Mutual Shares Fund
     Mutual Discovery Fund

   The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

   Please read this Prospectus before investing and keep it on file for future reference. It contains important information about the Pan-American Flexible Premium Adjustable Variable Life Insurance Policy. The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains information regarding companies that file electronically with the Commission.

   The Policies:

  .   are not bank deposits

  .   are not federally insured

  .   are not endorsed by bank or government agency

  .   are not guaranteed and may be subject to loss of principal


                         Date of Prospectus May 1, 2002

                               TABLE OF CONTENTS

DEFINITIONS.................................................................   1

SUMMARY.....................................................................   3
  The Flexible Premium Adjustable Variable Life Insurance Policy............   3
  Purchases.................................................................   3
  Investment Choices........................................................   3
  Death Benefit.............................................................   3
  Taxes.....................................................................   3
  Access to Your Cash Surrender Value.......................................   4
  Other Information.........................................................   4

EXPENSES....................................................................   5
  Premium Expense Charges...................................................   5
  Monthly Deduction.........................................................   5
  The Cost of Insurance Charge..............................................   5
  Cost of Insurance Rates...................................................   6
  Administrative Charge.....................................................   6
  Selection and Issue Charge................................................   6
  Reproposals...............................................................   6
  Extension of Maturity Date................................................   6
  Asset Charge..............................................................   6
  Rider Charges.............................................................   6
  Surrender Charges.........................................................   6
  Transfer Charge Expenses..................................................   7
  Taxes.....................................................................   7
  Separate Account Fund Expenses............................................   7

THE VARIABLE LIFE INSURANCE POLICY..........................................  10

PURCHASES...................................................................  10
  Payment of Premiums.......................................................  10
  Allocation of Net Premiums................................................  11
  Grace Period..............................................................  11
  Insufficient Cash Surrender Value.........................................  11
  Reinstatement.............................................................  12
  Right To Refund...........................................................  12

THE SEPARATE ACCOUNT AND SEPARATE ACCOUNT FUND CHOICES......................  13
  Substitution and Limitations on Further Investments.......................  14
  Transfers.................................................................  14
  Telephone Transfers.......................................................  15
  Dollar Cost Averaging.....................................................  15
  Asset Rebalancing.........................................................  15
  Accumulation Unit Values..................................................  16

FIXED ACCOUNT...............................................................  16

DEATH BENEFIT...............................................................  16
  Change in Death Benefit Option............................................  17
  Change in Specified Amount................................................  17

TAXES.......................................................................  18
  Life Insurance in General.................................................  18
  Taking a Distribution From Your Policy....................................  18
  Diversification...........................................................  19

ACCESS TO YOUR CASH SURRENDER VALUE.........................................  19
  Full Surrender............................................................  19
  Effect of a Partial Surrender on Your Specified Amount....................  19

LOANS.......................................................................  20
  Loan Interest (Charged)...................................................  20
  Loan Interest (Credited)..................................................  20
  Loan Repayment............................................................  20
  Loans Involving a Policy That Was Exchanged...............................  20

OTHER INFORMATION...........................................................  21
  Pan-American..............................................................  21
  Riders....................................................................  21
  Paid-Up Insurance.........................................................  22
  Optional Methods of Settlement............................................  22
  General Policy Provisions.................................................  22
  Termination...............................................................  23
  Distributors..............................................................  23
  Suspension of Payments or Transfers.......................................  23
  Ownership.................................................................  24
  Beneficiary...............................................................  24

EXECUTIVE OFFICERS AND DIRECTORS............................................  25
  Voting....................................................................  26
  Disregard of Voting Instructions..........................................  26
  Legal Opinions............................................................  26
  Federal Tax Status........................................................  27
  Reports to Owners.........................................................  30
  Legal Proceedings.........................................................  30
  Experts...................................................................  31
  Financial Statements......................................................  31

INDEPENDENT AUDITORS' REPORT................................................ F-1

APPENDIX A

ILLUSTRATIONS OF POLICY VALUES.............................................. A-1

APPENDIX B

EXAMPLES OF CALCULATIONS OF SURRENDER CHARGE................................ B-1

                                  DEFINITIONS

Accumulated Value: The sum of your Policy values in the Separate Account Funds, the Fixed Account and the Loan Account.

Accumulation Unit: A unit of measure used to calculate your Accumulated Value in the Separate Account Funds.

Age: Issue Age is the age of the Insured on the Insured's nearest birthday on the Policy Date. Attained Age is the Insured's Issue Age plus the number of completed Policy Years as of the date for which age is being determined.

Beneficiary: The person or persons named in the application or at a later date to receive the Death Benefit under the Policy or any rider(s).

Business Day: Each day that the New York Stock Exchange and We are open for business. The Separate Account will be valued each Business Day.

Cash Surrender Value: Your Accumulated Value less any Surrender Charge.

Death Benefit: The amount used to determine the proceeds payable upon the death of the Insured.

Effective Date of Coverage: The effective date of coverage under this Policy shall be as follows:

..   The Policy Date shall be the effective date for all coverage provided in the application.

..   For any increase or addition to coverage, the effective date shall be the effective date shown on the policy schedule or the Policy contract amendment.

..   For any insurance that has been reinstated, the effective date shall be the effective date shown on the policy schedule or the Policy contract amendment.

Fixed Account: A portion of the General Account into which you can allocate Net Premiums or transfer Accumulated Values. It does not share in the investment experience of the Separate Account.

General Account: Our general investment account, which includes the Fixed Account and the Loan Account, contains our assets with the exception of the Separate Account and other segregated asset accounts.

Grace Period: The period we provide you to make a payment of a premium sufficient to cover the Monthly Deduction when your Cash Surrender Value becomes insufficient to keep your Policy in force.

Indebtedness: Unpaid Policy loans plus unpaid Policy loan interest.

Insured: The person whose life is insured under the Policy.

Loan Account: An account established within our General Account for any amounts transferred from the Fixed Account and the Separate Account as a result of loans. The Loan Account is credited with interest and is not based on the experience of any Separate Account.

Maturity Date: The Policy Anniversary nearest the Insured's 100th birthday. If increases in the Specified Amount or other Policy charges result in multiple Maturity Dates, the Maturity Date will then be modified to be the first of all such Maturity Dates.

Monthly Anniversary Day: The same day of each month as the Policy Date for each succeeding month the Policy remains in force. If the Monthly Anniversary Day falls on a day that is not a Business Day, any Policy transaction due as of that day will be processed the first Business Day following such date.

Monthly Deduction: The amount we deduct from your Accumulated Value each month which covers some of the costs associated with your Policy.

Net Premium: We deduct a Premium Expense Charge from each Premium paid. The Net Premium is the Premium paid less the Premium Expense Charge.

Owner: The person entitled to all the ownership rights under the Policy. If Joint Owners are named, all references to you or Owner shall mean Joint Owners.

Policy: The Policy includes the basic policy, applications and any riders or endorsements.

Policy Anniversary: The same month and day as the Policy Date for each succeeding year the Policy remains in force. If the Policy Anniversary falls on a day that is not a Business Day, any Policy transaction due as of that day will be processed the first Business Day following such date.

Policy Date: The Policy Date is the day set by us or agreed to by us from which Policy Months and Policy Anniversaries are determined. All riders, increases, decreases, reinstatements and changes in insurance coverage will be effective on a Monthly Anniversary Day.

Policy Month: The one-month period from the Policy Date to the same date of the next month, or from one Monthly Anniversary Day to the next.

Policy Year: The one year period from the Policy Date to the first Policy Anniversary or from one Policy Anniversary to the next.

Premium: A payment you make towards the Policy and that does not re-pay any Indebtedness.

Premium Expense Charge: We deduct a Premium Expense Charge from each Premium Payment. It is your Premium Payment less the Premium Expense Charge which is allocated to the Fixed Account or Separate Account.

Separate Account: A segregated asset account maintained by us in which a portion of our assets has been allocated for the Policies as well as other policies.

Separate Account Funds: Those investment options available through the Separate Account.

Specified Amount: A dollar amount used to determine the death benefit of your Policy. This amount is chosen by you. You can increase and decrease the Specified Amount subject to the terms of your Policy. The initial Specified Amount is that amount in place on the Policy Date.

We, Us, Our, and Ours: Pan-American Assurance Company.

You, Your, and Yours: The Owner of the Policy.

                                    SUMMARY

   The Flexible Premium Adjustable Variable Life Insurance Policy: The Flexible Premium Adjustable Variable Life Insurance Policy offered by Pan-American is a contract between you, the Owner, and Pan-American, a life insurance company.

   The Policy provides for life insurance coverage on the person Insured and provides for the payment of the Death Benefit to your selected Beneficiary upon the death of the Insured, which generally shall be excludable from the gross income of the Beneficiary. The Insured can be the same person as the Owner, but does not have to be.

   Under the Policy, the Minimum Initial Premium is due on or before coverage under a Policy can begin. You may thereafter, subject to certain limitations, make Premium payments, in any amount and any frequency. The Policy provides an Accumulated Value, surrender rights, loan privileges and other features traditionally associated with life insurance.

   The Policy can lapse (terminate without value) when the Cash Surrender Value is insufficient to cover the Monthly Deduction and a Grace Period of 61 days has expired without an adequate payment being made.

   You should consult your Policy for further understanding of its terms and conditions and for any state-specific provisions and variances that may apply to your Policy.

   Purchases: You can buy the Policy by completing the proper forms. Your Registered Representative can help you. The Minimum Initial Premium we will accept will be computed for you with respect to the Specified Amount you have requested. In some circumstances, we may contact you for additional information regarding the Insured and may require the Insured to provide us with medical records, a physician's statement or a complete medical examination.

   The Policy is a flexible premium adjustable variable life insurance policy and, unlike traditional insurance policies, there is no fixed schedule for Premium payments after the initial premium. Under most circumstances it is anticipated that you will need to make additional Premium payments, after the initial premium, to keep the Policy in force. You can arrange with us to make Planned Premium Payments.

   Investment Choices: You may invest in the Fixed Account or in any of the Separate Account Funds which are listed in the "Separate Account and Separate Account Fund Choices" section below and which are more fully described in the prospectuses for the Separate Account Funds. Certain investment options contained in the fund prospectuses may not be available with your contract.

   Death Benefit: The amount of the Death Benefit depends on many factors, as explained on page 16. The actual amount payable to your Beneficiary is the Death Benefit less any Indebtedness.

   At the time of application for a Policy, you designate a Beneficiary who is the person or persons who will receive the Death Benefit. You may change your Beneficiary at any time, unless you have designated an irrevocable Beneficiary. The Beneficiary does not have to be a natural person.

   Taxes: Your Policy has been designed to comply with the definition of life insurance in the Internal Revenue Code. As a result, the Death Benefit paid under the Policy should generally be excludable from the gross income of the Beneficiary; however, Qualified Plans are typically an exception to this. Your earnings in the Policy are not taxed until you take them out. The tax treatment of the loan proceeds and surrender proceeds will depend on whether the Policy is considered a Modified Endowment Contract (MEC) as defined in the Internal Revenue Code. Proceeds taken out of a MEC are considered to come from earnings first and are includable in taxable income. If you are younger than 59 1/2 when you take proceeds out of a MEC, you may also be subject to a 10% Federal tax penalty on the earnings withdrawn.

   Access to Your Cash Surrender Value: You can terminate your Policy at any time and we will pay you the Cash Surrender Value of your Policy less any Indebtedness. After the first Policy Year, you may surrender a part of your Cash Surrender Value subject to the requirements of the Policy. When you terminate your Policy, we will assess a Surrender Charge, and when you make a Partial Surrender, we may assess a Partial Surrender Charge.

   You can also borrow from us using your Policy as collateral.

 Other Information:

   Right to Examine Policy: Within 20 days (or longer if required in your state) after the later of the policy date or the date the Policy is received, it may be cancelled for any reason by delivering or mailing it to our Home Office or the Registered Representative through whom it was purchased. This means that your letter to us must be postmarked no later than 20 days after you receive the Policy. In most states, we will refund to you your Premiums paid or Accumulated Value plus any charges we deducted from your Premium payment. This amount may be more or less than your Premium payment. If you reside in a state that requires us to refund your Premium payment, then all of your Premium payments are directed into the Fixed Account during the Right to Examine Policy Period. In these cases, at the end of the Right to Examine Policy Period, the Accumulated Value is reallocated in accordance with your Premium allocation instructions on record.

   Who should purchase this life insurance Policy? This life insurance Policy is designed for individuals and businesses that have a need for death protection but who also desire to potentially increase the values in their Policies through investment in the Separate Account Funds.

   This life insurance Policy offers individuals the ability to:

  1.   create or conserve one's estate;

  2.   supplement retirement income; and

  3.   access Separate Account Funds through loans and surrenders.

   This life insurance Policy offers businesses the ability to:

  1.   protect the business in the event a key employee dies;

  2.   provide debt protection for business loans; and

  3. create a fund for employee benefits, buy-outs and future business needs.

   If you currently own a variable insurance policy on the life of the Insured, you should consider whether the purchase of the Policy is appropriate.

   Also, you should carefully consider whether the Policy should be used to replace an existing Policy on the life of the Insured.

   Inquiries: If you need more information about buying a Policy or if you need policy owner service (such as to change Policy information, to inquire into Policy values or to make a loan), please contact us at our Home Office:

   Pan-American Assurance Company
   Pan-American Life Center
   601 Poydras Street
   New Orleans, Louisiana 70130
   1-877-WEWILL-0 (1-877-929-4550)

   Reproposals: You can request that we prepare for you information on modifications to your Policy once it has been issued to you. These requests can be made to us at our Home Office directly by you or by your Registered Representative. We have reserved the right in the Policy to assess up to $100 to reimburse us for the costs associated with preparing such Reproposals. Such modifications would include changes in Death Benefit options, changes in Specified Amount and changes in premium amount. However, changes in allocations are not usually considered appropriate for re-proposal.

                                   EXPENSES

   There are charges and other expenses associated with the Policy that reduce the return on your investment in the Policy. The charges and expenses are:

 Premium Expense Charges

   We deduct a Premium Expense Charge from each Premium payment that you make. Any portion of a payment which is applied to repay a loan will not be subject to a Premium Expense Charge. (See "Loans--Loan Repayment" below.) The Premium Expense Charge is 5.75% of each premium paid in all Policy Years.

   The Premium Expense Charge is to cover some of our costs incurred in selling the Policy and in issuing it, such as commissions, premium tax, Federal taxes and administrative costs.

 Monthly Deduction

   On the Policy Date and on each Monthly Anniversary Day thereafter, we make a Monthly Deduction from the Accumulated Value of your Policy. The Monthly Deduction will be taken on a pro-rata basis from the Separate Account Funds and the Fixed Account, exclusive of the Loan Account. The Monthly Deduction is the sum of:

  1.    the Cost of Insurance Charge;

  2.    the Administrative Charge;

  3.    the Selection and Issue Charge; and

  4.    the cost for any Policy riders.

 The Cost of Insurance Charge

   This charge compensates us for insurance coverage provided for the month and certain other expenses. The cost of insurance is determined separately for the initial Specified Amount and for any subsequent increases.

   The cost of insurance for the Insured is calculated as (a), multiplied by the result of (b) minus (c), where:

  (a) is the cost of insurance rate as described in the Cost of Insurance Rates section;

  (b)    is the Insured's Death Benefit at the beginning of the Policy month;
         and

  (c) is the Accumulated Value at the beginning of the Policy month. For purposes of calculating the cost of insurance as discussed above, if you have elected Option 1 and you have made increases to your Specified Amount, then your Accumulated Value shall be considered first to be a part of the Specified Amount up to the initial Specified Amount. If your Accumulated Value exceeds the initial Specified Amount, it shall then be considered a part of additional Specified Amount resulting from increases in the order of the increases. We do this because we calculate the cost of insurance for the initial Specified Amount and each increase separately.

 Cost of Insurance Rates

   The monthly cost of insurance rate is based on the gender, attained age, Policy Year and rating class at issue or date of increase of the Insured. Attained age means age nearest birthday on the prior anniversary of the original amount of insurance or each increase, as applicable. We reserve the right to adjust the monthly cost of insurance rates uniformly by class based on changing expectations. However, the cost of insurance rates will not be greater than those shown in the Table of Guaranteed Maximum Insurance Rates shown in your Policy. The guaranteed cost of insurance rates are based on the gender distinct 1980 CSO Smoker or Nonsmoker Mortality Table, Age Nearest Birthday.

 Administrative Charge

   We assess an Administrative Charge which is five dollars ($5) per month. This charge compensates us for some of our administrative costs.

 Selection and Issue Charge

   The Selection and Issue Charge is assessed upon each $1,000 of Specified Amount and is applied separately to the initial Specified Amount and to each increase in Specified Amount. The charge is based upon the age at issue of the coverage segment, gender, rate class, the Specified Amount of the coverage segment, and Policy Year of the coverage segment. This charge compensates us for costs incurred in administering features of the Policy, underwriting costs, and certain administrative costs.

 Reproposals

   You may request that we prepare a reproposal. We have reserved the right to assess a fee up to $100 for the preparation of such reproposal.

 Extension of Maturity Date

   You will be assessed a $100 administration fee upon the Maturity Date, unless you elect not to extend your Maturity Date.

 Asset Charge

   We assess an Asset Charge as part of the daily calculation of the Accumulation Unit Value for each Separate Account Fund which is expressed on an annual basis as 0.75% of the Separate Account during the first 10 Policy Years, and 0.40% thereafter. The daily charge is 0.002055% during the first 10 Policy Years and 0.001096% thereafter. This charge compensates us for some of our administrative expenses and mortality risks.

 Rider Charges

   We charge separately for some of the riders that may be attached to the Policy. We deduct any cost of these riders for a Policy Month as part of the Monthly Deduction on each Monthly Anniversary Day.

 Surrender Charges

   We will assess a charge against the Accumulated Value of the Policy if this Policy is surrendered within the Surrender Charge Period described in the "Access to Your Cash Surrender Value" section. This charge compensates us for certain sales and administrative expenses and financial risks. There is an example of how the Surrender Charges work in Appendix B to this Prospectus. The Surrender Charge is specific to your Policy and is shown on your Policy Schedule. The highest possible Surrender Charge that we would assess is for a 55 year old male smoker and it is $45.50 per $1,000 of Specified Amount.

   If there is an increase in the Specified Amount, additional Surrender Charges will apply to the amount of the increase. These additional Surrender Charges apply for a Surrender Charge Period following the increase in Specified Amount which appears on the Policy contract amendment that places the increase in effect.

   If you make a Partial Surrender, a Partial Surrender Charge will be deducted from the Accumulated Value equal to the greater of: $25 or (a) multiplied by the ratio, not to exceed 1, of (b) minus (c), all divided by (d), where:

  (a)   is the Surrender Charge;

  (b) is the sum of the Partial Surrender amount and all previous Partial Surrenders;

  (c)   is the 50% Exclusion Percentage. See discussion below.

  (d)   is the Cash Surrender Value.

   This 50% Exclusion Percentage allows you to surrender or withdraw 50% of your Cash Surrender Value without a Surrender Charge. Only when a withdrawal will cause more than 50% of the Cash Surrender Value to have been taken out of the Policy will we assess a Surrender Charge. Every time a withdrawal or partial surrender is taken, we will look at all partial surrenders or withdrawals that have been taken to date to see if the 50% Exclusion Percentage has been exceeded. Until that 50% figure is reached, we will charge only $25 per surrender.

 Transfer Charge Expenses

   We reserve the right to assess a maximum transfer charge of $25.00 per transfer after the first twelve (12) transfers in any Policy Year have been made. This charge compensates us for some of the costs associated with processing a transfer.

   Pre-scheduled transfers, which include those made pursuant to the Dollar Cost Averaging Option, the Asset Rebalancing Option, and the Right to Examine Policy Period, as set forth in the "Transfers" section, will not count towards the limitation of twelve free transfers.

 Taxes

   We reserve the right to deduct any taxes levied by any governmental entity which, at our sole discretion, are determined to have resulted from the administration of the Policy.

 Separate Account Fund Expenses

   The annual expenses of the Separate Account Funds for the year ending December 31, 2001, below are based on the date provided by the respective Fund Groups. We have not independently verified such data. Future expenses may be greater or less than those shown.

                           INVESTMENT OPTION EXPENSES

  (as a percentage of the average daily net assets of an Investment Option for the most recent fiscal year, except as noted)

                                                                          Total
                                                        Reimbursements   Annual
                          Management + 12b-1 +  Other -  (for certain  =Portfolio
                             Fees      Fees    Expenses  Portfolios)    Expenses
                          ----------   -----   -------- --------------  ---------
MFS VARIABLE INSURANCE TRUST(1)
MFS Money Market Se-
 ries...................      .50%      --       .35%        .25%          .60%
MFS Investors Trust Se-
 ries...................      .75%      .25%     .15%        .01%         1.14%
MFS Total Return Se-
 ries...................      .75%      .25%     .14%        .01%         1.13%
MFS Emerging Growth Se-
 ries...................      .75%      .25%     .12%        .01%         1.11%
MFS Investors Growth
 Stock Series...........      .75%      .25%     .17%        .02%         1.15%
MFS Utilities Series....      .75%      .25%     .18%        .01%         1.17%

AMERICAN CENTURY INVESTMENT SERVIC-
 ES, INC.
American Century VP Ul-
 tra Fund...............     1.00%      --       --          --           1.00%
American Century VP In-
 come & Growth Fund.....      .70%      --       --          --            .70%
American Century VP
 Value Fund.............      .97%      --       --          --            .97%
American Century VP In-
 ternational Fund.......     1.26%      --       --          --           1.26%

INVESCO VARIABLE INVESTMENT FUNDS,
 INC. (2)
Invesco VIF - Dynamics
 Fund...................      .75%      --       .33%        --           1.08%
Invesco VIF - Financial
 Services Fund..........      .75%      --       .32%        --           1.07%
Invesco VIF - Health
 Sciences Fund..........      .75%      --       .31%        --           1.06%
Invesco VIF - Small Com-
 pany Growth Fund.......      .75%      --       .54%        .04%         1.25%
Invesco VIF - Technology
 Fund                         .75%      --       .32%        --           1.07%

JP MORGAN SERIES TRUST II (3)
Bond Portfolio..........      .30%      --       .45%        --            .75%
US Disciplined Equity
 Portfolio..............      .35%      --       .50%        --            .85%
Mid-Cap Value Portfo-
 lio....................      .70%      --       .92%        .62%         1.00%

FRANKLIN TEMPLETON INVESTMENTS, INC. (4)
Franklin Strategic In-
 come Securities Fund-
 Class2.................      .42%      .25%     .34%        .05%          .96%
Franklin US Government
 Fund-Class2............      .51%      .25%     .02%        --            .78%
Franklin Income Securi-
 ties Fund-Class2.......      .49%      .25%     .04%        --            .78%
Franklin Real Estate
 Fund-Class2............      .56%      .25%     .03%        --            .84%
Franklin Small Cap Fund-
 Class2.................      .53%      .25%     .31%        .08%         1.01%
Franklin Rising Dividend
 Securities Fund-
 Class2.................      .75%      .25%     .02%        .01%         1.01%
Franklin Growth & Income
 Fund-Class2............      .48%      .25%     .03%        --            .76%
Templeton Foreign Secu-
 rities Fund-Class2.....      .67%      .25%     .20%        --           1.12%
Templeton Growth Securi-
 ties Fund-Class2.......      .81%      .25%     .06%        --           1.12%
Mutual Shares Securities
 Fund-Class2                  .60%      .25%     .19%        --           1.04%
Mutual Discovery Securi-
 ties Fund-Class2             .80%      .25%     .22%        --           1.27%

--------
(1) The MFS Money Market Series consists of initial class shares which do not contain 12b-1 fees, all other MFS series consist of service shares. Each service class series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees). Each series has an expense offset arrangement that reduces the series' custodian and dividend-disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses' do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions not been taken into account, "Total Annual Portfolio Expenses' would be higher, and for service class shares would be estimated to be: 0.61% for Money Market Series, 1.15% for Investors Trust Series, 1.14% for Total Return Series, 1.12% for Emerging Growth Series, 1.17% for Investors Growth Stock Series1, 1.18% for Utilities Series. "Other Expenses" are based on estimated amounts for the current fiscal year.

(2) The Funds' actual "Other Expenses' and "Total Annual Portfolio Expenses' were reduced under an expense offset arrangement. Certain expenses of the Funds were absorbed voluntarily by INVESCO pursuant to a commitment between the Funds and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Before absorption of these expenses, the Funds' "Total Annual Portfolio Expenses' would have been as follows: 1.29% for INVESCO VIF--Small Company Growth. The other INVESCO funds had no such expense offsets.

(3) Reflects an agreement by Morgan Guarantee Trust Company of New York, an affiliate of J.P. Morgan, to reimburse certain portfolios to the extent that certain expenses exceed a stated amount of the portfolios average daily net assets during fiscal year 2002. That stated amount is 0.62% for the Mid Cap Value Portfolio. The other J.P. Morgan funds had no such reimbursements.

(4) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year. For the Franklin Rising Dividend Securities Fund, the Franklin Small Cap Fund, the Franklin Strategic Income Securities Fund, and the Templeton Foreign Securities Fund, the manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin/Templeton money fund. This reduction is reduced by the Board and an order of the Securities and Exchange Commission (SEC). For the Franklin Strategic Income Securities Fund the expense numbers are annualized (for the period of May 15, 2001, commencement of sales, to December 31, 2001).

                       THE VARIABLE LIFE INSURANCE POLICY

   The flexible premium adjustable variable life insurance policy ("Policy") is a contract between you, the Owner, and Pan-American Assurance Company ("Pan-American"), a life insurance company. The Policy provides for life insurance coverage on the person Insured and has Accumulated Values, a Death Benefit, surrender rights, loan privileges and other characteristics associated with traditional and universal life insurance. However, since the Policy is a variable life insurance policy, the Accumulated Value, to the extent invested in the Separate Account Funds, will increase or decrease depending upon the investment experience of those Separate Account Funds selected. The duration or amount of the Death Benefit may also vary based on the investment performance of the underlying Separate Account Funds. To the extent you allocated Premium or Accumulated Value to the Separate Account, you bear the investment risk. If the Cash Surrender Value less any Indebtedness is insufficient to pay the Monthly Deductions, the Policy may terminate.

   Because the Policy is like traditional and universal life insurance, it provides a Death Benefit which will be paid to your named Beneficiary. Upon the death of the Insured, the Death Benefit, less any Indebtedness, is paid to your Beneficiary. The proceeds should be excludable from the gross income of the Beneficiary. The tax-free Death Benefit makes this an excellent way to accumulate money you do not think that you will use in your lifetime and is a tax-efficient way to provide for those you leave behind. If you need access to your Cash Surrender Value, you can borrow from the Policy or make a total or Partial Surrender.

   You should consult your Policy for a further understanding of its terms and conditions and for any state-specific provisions and variances that may apply to your Policy.

                                   PURCHASES

Payment of Premiums

   Premiums are the monies you give us to buy the Policy. The Minimum Initial Premium is the smallest initial Premium amount that you can submit to us. The Minimum Initial Premium is equal to one Minimum Monthly Premium as set forth in your Policy Schedule, with two Monthly Premiums required as initial premium for List Bills. The Policy will not take effect until it has been delivered and the Minimum Initial Premium has been paid prior to the death of the insured and prior to any change in health as shown in the application. The Minimum Initial Premium and all other Premiums are payable at our Home Office. Receipts will be furnished upon request.

   The Policy is a Flexible Premium Policy which allows you to make Premium payments in any amount and at any time, subject of course to making sufficient Premium payments to keep the Policy in force, and within within certain legal limits necessary to maintain the policy as life insurance. Even though the Policy is flexible, when you apply for coverage, you can establish a schedule of Planned Premium Payments. The Planned Premium Payments are selected by you. Therefore, they will differ from Policy to Policy. You should consult your Registered Representative about your Planned Premium Payments. The amounts and frequency of Planned Premium Payments are shown in your Policy Schedule.

   The Planned Premium Payment amount and frequency is selected on the application. The frequency may be quarterly, semi-annually, or annually. A monthly frequency is available only through pre-authorized check or list bill (we will not bill you more than once every three months). Planned Premium Payments may be changed at any time, but we reserve the right to limit increases in Planned Premium Payments. You will be sent reminder notices for Planned Premium Payments. In the event Planned Premium Payments are not continued, insurance coverage under the Policy and any benefits provided by rider will be continued in force. Such coverage shall continue until your Cash Surrender Value is insufficient, as described in the Grace Period section, below.

   For any payment received which immediately increases the net amount at risk, we reserve the right to return the payment until the Insured receives underwriting approval from us. (Net amount at risk is equal to the difference between the Death Benefit and the Accumulated Value.) All Premium payments must be at least $25.

Allocation of Net Premiums

   We will allocate your initial Net Premium to your Policy on the later of the Policy Date or the Business Day following receipt of the Premium at our Home Office. The Policy has a provision called the Right to Examine Policy which allows you to cancel, for any reason, your Policy within 20 days (or the period required in your state) after the Policy is first received, or the Policy date, whichever is later. If you reside in a state that requires us to return to you your Premium payment, then all Premium payments will be directed into the Fixed Account during the Right to Examine Policy Period. In these cases, at the end of the Right to Examine Policy Period, the Accumulated Value will be reallocated in proportion to the Premium allocation instructions on record.

   Subsequent Net Premiums will be allocated according to the Premium allocation instructions on record, and you may change the Premium allocation instructions at any time by written notice in a form satisfactory to us at our Home Office. Premium allocation instructions must be at least one-percent (1%) and must be stated in whole percentages. Currently, each Policy can have only 25 Separate Account Funds which includes both active and historical. For example, if you initially chose the MFS Money Market Series but later transferred all of your Accumulated Value to another Separate Account Fund, the MFS Money Market Series would continue to be counted toward the 25. However, if you later elected to allocate premium or to transfer Accumulated Value to the MFS Money Market Series, it would still count as only one of your 25 fund allocations. There are currently no other restrictions, but we reserve the right to further limit availability of Separate Account Fund allocations as well as allocations to the Fixed Account.

Grace Period

   Your Policy will stay in effect as long as your Cash Surrender Value is considered to be sufficient. The Cash Surrender Value would be considered insufficient when the Cash Surrender Value less any Indebtedness on any Monthly Anniversary Day is not sufficient to cover the Monthly Deduction for the next month. If the Cash Surrender Value of your Policy is determined to be insufficient, we will mail you a notice. A Grace Period will be granted for the payment of a Premium sufficient to keep the Policy in force. The Grace Period will last 61 days from the Monthly Anniversary Day that the Cash Surrender Value became insufficient.

   Notice of the Premium payment required to keep your Policy in force will be mailed to your last known address. On each Monthly Anniversary Day, the Monthly Deduction is made. On any Monthly Anniversary Day when there is insufficient cash surrender value, a notice is produced and mailed as part of the normal processing routine. If such Premium payment is not made within the Grace Period, all coverage under your Policy will terminate without value at the end of the Grace Period. We will not accept less than the full amount as indicated in the notice we will mail to you. If a death occurs during the Grace Period, the proceeds paid will equal the Death Benefit at the start of the Grace Period, plus any applicable benefits provided by rider, less any Indebtedness and less overdue Monthly Deductions as of the date of death.

Insufficient Cash Surrender Value

   During the Minimum Premium Period (which is usually 5 years, but may be less in some states and may vary by Issue Age) the Cash Surrender Value should be sufficient to keep the Policy in force if A - B - C is equal to or exceeds (D x
E), where:

  A    is the sum of the total Premiums paid to date:

  B    is all Partial Surrenders to date;

  C    is any Indebtedness;

  D is the Minimum Monthly Premium (which is set for each Policy at the time of issue and which is shown on your Policy Schedule); and

  E is the number of months since the Policy Date, including the current month.

   In this case, the Policy will remain in effect. If there is a change in riders or in Specified Amount during the Minimum Premium Period, the minimum Premiums will be recalculated.

   In other circumstances, when the Premium requirements are not met and if the Cash Surrender Value becomes insufficient, the Policy will terminate subject to the Grace Period section. Once the Policy is terminated there is no coverage unless we specifically approve reinstatement.

Reinstatement

   If your Policy terminates, as provided in the Grace Period section, it may be reinstated at any time within five years after the date of termination and prior to the Maturity Date. The reinstatement is subject to:

  . receipt of evidence of insurability of the Insured satisfactory to us to reinstate the base Policy; and

  . receipt of evidence of insurability of any person covered by any rider to reinstate the rider to the Policy; and

  . payment of a Premium sufficient to keep the Policy in force for two months; and

  .   payment or reinstatement of any Indebtedness against the Policy; and

  . reinstatement of the Surrender Charge that was in effect at the time of the lapse in the Policy.

   The payments made to reinstate the Policy will be allocated according to the last Premium allocation instructions on record. The effective date of the reinstatement shall be the Monthly Anniversary Day on which we resume assessing the Monthly Deduction. The Policy will not be allowed to be reinstated if it has been surrendered for its full Cash Surrender Value.

Right To Refund

   To receive the tax treatment accorded life insurance under Federal laws, insurance under the Policy must initially qualify and continue to qualify as life insurance under the Internal Revenue Code. To maintain qualification to the maximum extent permitted by law, we reserve the right to return Premiums you have paid which we determine will cause any coverage under the Policy to fail to qualify as life insurance under applicable tax law and any changes in applicable tax laws or will cause it to become a Modified Endowment Contract
(MEC) as defined in the Internal Revenue Code. Additionally, we reserve the right to make changes in the Policy or to make distributions to the extent we determine it is necessary to continue to qualify the Policy as life insurance and to comply with applicable laws. We will provide you advance written notice of any change.

   The Internal Revenue Code (Section 7702A) defines a MEC contract. You may desire that your Policy not be classified as a MEC. Certain premium payment patterns, as well as other actions, will cause a policy to be so classified as a MEC. If you have elected the Excess MEC Premium Refund Option, we will automatically refund a Premium payment that would make the Policy a MEC. If you have made this election, the Policy Schedule will show that the election is in effect. As long as your Policy is not classified as a MEC, you may elect this option at any time by notifying us. You may also cancel this option at any time by submitting a signed written notice to the Home Office in a format acceptable to us. There is no charge for this option. By offering this option we are not warranting that your Policy will not become a MEC. Premium payment patterns are not the only means by which a policy can become a MEC. Actions such as decreases in Specified Amount may cause a policy to become a MEC. This option is only intended as a means of automatically returning Premiums that were unintended. We will not examine unusual Premium payment patterns or modifications to your Policy for purposes of determining whether or not such actions will make your Policy a MEC. By offering this option, we are not providing any tax advice. You should consult your tax adviser for any questions regarding the status of your Policy as a MEC and before making any changes to your Policy or changing the pattern of your Premium payments.

   If you have not elected the Excess MEC Premium Refund Election, and subsequent Premium payments will cause your Policy to become a MEC, we will NOT notify you but will allocate your premium as directed. You should consult a tax adviser for assistance in understanding the tax consequences of your Policy being categorized as a MEC. (See "Taxes" below.)

             THE SEPARATE ACCOUNT AND SEPARATE ACCOUNT FUND CHOICES

   We have established a separate account, Pan-American Assurance Company Variable Life Separate Account A (Separate Account) to hold the assets that underlie the Policies.

   The assets of the Separate Account are being held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the Policies are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized and unrealized) resulting from those assets are credited to or charged against the Policies and not against any other policies or contracts we may issue.

   The Policy offers Separate Account Funds as the underlying investment choices for the Policy.

   You should read this prospectus and the accompanying prospectuses for the Separate Account Funds carefully before investing. Copies of these prospectuses will be sent to you with your Policy. Certain portfolios described in the Separate Account Fund prospectuses may not be available with your Policy. The Separate Account Fund prospectuses contain more complete information, including a description of the investment objective, policies, restrictions and risks of each Separate Account Fund. There can be no assurance that the investment objectives of these Separate Account Funds will be achieved.

   Shares of the Separate Account Funds are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which are not affiliated with us. Certain portfolios are also sold directly to Qualified Plans. The investment managers of the Separate Account Funds believe that offering their shares in this manner will not be disadvantageous to you.

   The investment objective and policies of certain Separate Account Funds are similar to the investment objectives and policies of other mutual funds that the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Separate Account Funds have the same advisers.

   We may enter into certain arrangements under which we are reimbursed by the Separate Account Funds' advisers, distributors, and/or affiliates for the administrative services which we provide to the Separate Account Funds.

   Below is a list of the Separate Account Funds by investment management company:

MFS VARIABLE INSURANCE TRUST

 Advised by MFS Management, Inc.
  MFS Money Market Series--Initial Class
  MFS Total Return Series--Service Class
  MFS Investors Trust Series--Service Class (growth with income) (formerly,
   MFS Growth with Income Series--Service Class)
  MFS Emerging Growth Series--Service Class
  MFS Investors Growth Stock Series--Service Class (formerly, MFS Growth
   Series--Service Class)
   MFS Utilities Series--Service Class

INVESCO VARIABLE INVESTMENT FUNDS

 Advised by Invesco Funds Group, Inc.
  INVESCO VIF--Small Company Growth Fund
  INVESCO VIF--Technology Fund
  INVESCO VIF--Health Sciences Fund
  INVESCO VIF--Financial Services Fund
  INVESCO VIF--Dynamics Fund (mid cap growth)

J.P. MORGAN SERIES TRUST II

 Advised by J.P. Morgan Investment Management, Inc.
  J.P. Morgan Bond Portfolio
  J.P. Morgan U.S. Disciplined Equity Portfolio
  J.P. Morgan Mid-Cap Value Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

 Advised by American Century Investment Management, Inc.
  American Century VP Ultra Fund
  American Century VP Income & Growth Fund
  American Century VP Value Fund
  American Century VP International Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

 Advised by Franklin Advisers, Inc.
  Franklin Strategic Income Fund
  Franklin US Government Securities Fund
  Franklin Income Fund
  Franklin Real Estate Fund
  Franklin Small Cap Value Fund
  Franklin Rising Dividends Fund
  Franklin Growth and Income Fund

 Advised by Templeton Global Advisers Limited
  Templeton Foreign Securities Fund (formerly, Templeton International Securities Fund)
  Templeton Growth Fund

 Advised by Franklin Mutual Advisers, LLC
   Mutual Shares Fund
   Mutual Discovery Fund

Substitution and Limitations on Further Investments

   We may substitute one of the Separate Account Funds you have selected with another Separate Account Fund. We will not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in a Separate Account Fund. We will give you notice of our intention to do this.

Transfers

   You can make a transfer to or from the Separate Account Funds or to or from the Fixed Account by providing us with written notice on a form acceptable to us. We have the right to terminate or modify these transfer provisions. If your state requires us to return to you your Premium in the event you exercise the Right to Examine privilege, no transfer may be made before the end of the Right to Examine Policy Period.

   The following apply to any transfer:

  . We reserve the right to limit the total amount of transfers from the Fixed Account. However, you will always be allowed to transfer over the course of a Policy Year the greater of $500 or 25% of the Fixed Account value as of the beginning of the Policy Year.

  . We reserve the right to assess a maximum charge of $25 per transfer after the first twelve (12) transfers have been made in any Policy Year. If the charge is applicable, it will be deducted from the Separate Account Fund and from the Fixed Account from which the transfer is made on a pro-rata basis. If there are insufficient funds in those accounts, the charge will be deducted from the amount transferred. Pre-scheduled transfers will not be counted in determining the applicability of the Transfer Fee.

  . The minimum amount which you can transfer is $50 or your entire value in the Separate Account Funds or Fixed Account, if it is less.

  . The minimum amount you must leave in a Separate Account Fund, unless the entire amount is being transferred, is $100.

  . Your right to make transfers is subject to modification, if we determine, in our sole opinion, that the exercise of the right by one or more Owners is, or would be, to the disadvantage of the other Owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Separate Account Funds and could include, but is not limited to:

    1.    the requirement of a minimum time period between each transfer;

    2. not accepting a transfer request from a party or parties acting on behalf of more than one Owner; or

    3. limiting the dollar amount that may be transferred between Separate Account Funds by an Owner at any one time.

   Transfers do not change the allocation instructions for future Premiums.

   The following are pre-scheduled transfers, and they do not count against the twelve free transaction limit noted above:

  1. at the end of the Right to Examine Policy Period to re-allocate your Accumulated Value in accordance with your premium allocation instructions on record;

  2.    pursuant to the Dollar Cost Averaging Option;

  3.    pursuant to the Asset Rebalancing Option.

Telephone Transfers

   You may elect to make transfers by telephone. To elect this option, you must do so in writing on a form acceptable to us and send it to our Home Office. If there are Joint Owners, unless we are instructed to the contrary, instructions will be accepted from either one of the Joint Owners. We will use reasonable procedures to confirm that all instructions communicated by telephone are genuine. We may tape record all telephone instructions.

Dollar Cost Averaging

   Dollar Cost Averaging allows you to systematically transfer a set amount each period you select from a source account to any of the Separate Account Funds or the Fixed Account but not the source account. By allocating amounts on a regularly scheduled basis as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

   You must have at least $1,000 in the source account to start the program. You may select the Money Market Fund or the Fixed Account as the source account. Transfers will be done monthly, quarterly, semi-annually and annually on any date selected (1st to 28th of the month only) for any period you select. You may specify a fixed amount or a percentage to be transferred to one or more accounts.

   Dollar Cost Averaging is not available simultaneously with Asset Rebalancing described below.

   It is not available during the Right to Examine Policy Period (see "Right to Examine Policy" above). You may terminate the program at any time. We reserve the right to change the terms of the program, or assess a fee for the program, at any time in the future.

Asset Rebalancing

   Rebalancing will be done monthly, quarterly, semiannually or annually on a date selected by you (1st through 28th of the month only). This feature automatically readjusts the Accumulated Value in the Separate

Account Funds requested. The current Premium allocation election will determine the percentages for rebalancing the investment portfolios.

   Asset rebalancing is not available simultaneously with Dollar Cost Averaging. Asset Rebalancing is not available during the Right to Examine Policy Period. You may terminate the program at any time. We reserve the right to change the terms of the program, or to assess a fee for the program, at any time in the future.

Accumulation Unit Values

   The value of your Policy that is invested in the Separate Account Funds will go up or down depending upon the investment performance of the Separate Account Fund(s) you choose. In order to keep track of the value of your Policy allocated to the Separate Account, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.)

   Every Business Day we determine the value of an Accumulation Unit for each of the Separate Account Funds. The value of your contract is affected by the investment performance of the Separate Account Funds and the deduction of charges under the Policy. The value of an Accumulation Unit may go up without limit and down as far as zero.

   Initially, each Accumulation Unit Value for each account was arbitrarily set. Every Business Day, we determine the value of an Accumulation Unit for each of the Separate Account Funds by multiplying the Accumulation Unit Value for the previous period by a factor for the current period. The factor is determined by dividing the value of a Separate Account Fund share at the end of the current period (reflecting charges for taxes and credits for dividends) by the value of a Separate Account Fund share for the previous period and subtracting the Asset Charge.

   We credit and deduct amounts allocated to the Separate Account by increasing or decreasing the number of Accumulation Units. The number of Accumulation Units to be credited or deducted is determined by dividing:

  1. the dollar amount credited to or deducted from the particular Separate Account Fund; by

  2. the Accumulation Unit Value for the particular Separate Account Fund at the end of the Business Day during which the allocation is made.

   Accumulation Units are credited when Net Premiums are allocated or amounts are transferred into a Separate Account Fund. Accumulation Units are deducted when the Monthly Deduction or other charges are assessed or when amounts are partially surrendered or transferred out of a Separate Account Fund.

                                 FIXED ACCOUNT

   You may elect to allocate Net Premiums and Accumulated Values to our Fixed Account. The Fixed Account forms a portion of our General Account. We guarantee a minimum yield of 3 percent, compounded monthly. At our discretion, we may declare a higher crediting rate to be applied to the Fixed Account.

                                 DEATH BENEFIT

   The primary purpose of the Policy is to provide Death Benefit protection on the life of the Insured. While the Policy is in force, if the Insured dies, the Beneficiary will receive the Death Benefit less any Indebtedness.

   The amount of the Death Benefit depends upon:

  1.    the Specified Amount;

  2.    the Death Benefit Option in effect at the time of death;

  3. under some circumstances, the Policy's Accumulated Value or the Premiums paid less Partial Surrenders on the date of the Insured's death; and

  4.   under some circumstances, your Attained Age.

   The Policy provides two Death Benefit Options:

  1. Option 1; The Death Benefit is the Specified Amount and the Death Benefit remains level.

  2. Option 2; The Death Benefit at any time shall be equal to the Accumulated Value plus the Specified Amount.

   If the Death Benefit calculated above is less than the Accumulated Value multiplied by the applicable percentage set forth below, then the Death Benefit is increased to the Accumulated Value multiplied by the applicable percentage.

   The applicable percentage is a percentage that is based on the Attained Age of the Insured on the date that the Death Benefit is to be determined and is equal to the following:

        Attained          Corridor
          Age            Percentage
        --------         ----------
0-40....................    250%
41......................    243%
42......................    236%
43......................    229%
44......................    222%
45......................    215%
46......................    209%
47......................    203%
48......................    197%
49......................    191%
50......................    185%
51......................    178%
52......................    171%
53......................    164%
54......................    157%
55......................    150%
56......................    146%
57......................    142%
58......................    138%
59......................    134%
60......................    130%

    Attained      Corridor
      Age        Percentage
    --------     ----------
61..............    128%
62..............    126%
63..............    124%
64..............    122%
65..............    120%
66..............    119%
67..............    118%
68..............    117%
69..............    116%
70..............    115%
71..............    113%
72..............    111%
73..............    109%
74..............    107%
75-90...........    105%
91..............    104%
92..............    103%
93..............    102%
94..............    101%
95-100..........    100%

Change in Death Benefit Option

   After the first Policy Year, you may, by written request, change between Death Benefit Options 1 and 2, subject to the following:

  1. If the change is from Option 1 to Option 2, the Specified Amount after such change shall be equal to the Specified Amount prior to such change less the Accumulated Value on the date of change.

  2. If the change is from Option 2 to Option 1, the Specified Amount after such change shall be equal to the Specified Amount prior to such a change plus the Accumulated Value on the date of the change.

Change in Specified Amount

   After the first Policy Year, you may, by written request, change the Specified Amount of the Policy, subject to the following:

  1. In no event shall the Death Benefit be less than the percentage of the Policy's Accumulated Value as shown in your Policy.

  2.   Any decrease shall reduce insurance in the following order:

    .  against insurance provided by the most recent increase;

    .  against the next most recent increases successively; and

    .  against insurance provided under the original application.

  3. A charge will be made against the Accumulated Value if the decrease occurs during the first five (5) Policy Years or within five (5) years after an increase. The charge will be a portion of the Surrender Charge. The charge will apply to Surrender Charges for increases and the original amount of insurance in the same order as the reduction in insurance mentioned in (2) above. The remaining Surrender Charge will be equal to the previous Surrender Charge less the charge assessed because of the decrease. There may be a recalculation of the minimum premium as a result of the charge.

  4. The Specified Amount in effect after any requested decrease must be at least as large as the Minimum Specified Amount shown on your Policy Schedule.

  5. Any request for an increase must be applied for on a supplemental application. Such increase shall be subject to evidence of insurability satisfactory to us. An increase shall also be subject to the sufficiency of the Cash Surrender Value, less any Indebtedness, to cover the next Monthly Deduction. Any increase will become effective on the effective date shown on the Policy Schedule or the Policy contract amendment. For each increase in Specified Amount, there is a corresponding schedule of Surrender Charges which applies to that increase for a Surrender Charge Period stated in the Policy contract amendment.

   A decrease in Specified Amount reduces the Death Benefit, but may or may not reduce the Accumulated Value. A partial withdrawal (surrender) directly reduces the Accumulated Value and, in addition, reduces the Specified Amount for Option 1.

                                     TAXES

   Note: We have prepared the following information on Federal income taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your tax adviser about your own circumstances. We have included an additional discussion regarding taxes under the section "More Information."

Life Insurance in General

   Life insurance, such as this Policy, is a means of providing for death protection and setting aside money for future needs. Congress recognizes the importance of such planning and provides special rules in the Internal Revenue Code (Code) for life insurance.

   Simply stated, these rules provide that you will not be taxed on the earnings on the Cash Surrender Value held in your life insurance Policy until you access your Cash Surrender Value. Beneficiaries generally are not taxed when they receive the death proceeds upon the death of the Insured. However, estate taxes may apply, and Qualified Plans are typically an exception to this.

Taking a Distribution from Your Policy

   You, as the Owner, will not be taxed on increases in the value of your Policy until a distribution occurs either as a surrender or as a loan. If your Policy is a MEC, any loans or surrenders from the Policy will be treated as first coming from earnings and then from your investment in the Policy. Consequently, these distributed earnings are included in taxable income.

   The Code also provides that any amount received from a MEC which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is:

  1.    paid on or after the taxpayer reaches age 59 1/2;

  2. paid if the taxpayer becomes totally disabled (as that term is defined in the Code); or

  3. in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer.

   If your Policy is not a MEC, any surrender proceeds will be treated first as a recovery of the investment in the Policy and to that extent will not be included in taxable income. Furthermore, any loan will be treated as Indebtedness under the Policy and not as a taxable distribution. See "Federal Tax Status" in the section "More Information" for more details including an explanation of whether your Policy is a MEC.

Diversification

   The Code provides that the underlying investments for a variable life Policy must satisfy certain diversification requirements in order for the Policy to be treated as a life insurance contract. We believe that the portfolios are being managed so as to comply with such requirements.

   Under current Federal tax law, it is unclear as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us, would be considered the owner of the shares of the portfolios. If you are considered the owner of the investments, it will result in the loss of the favorable tax treatment for the Policy. It is unknown to what extent owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios from which owners may select without being considered the owner of the shares. If guidance from the Internal Revenue Service is provided which is considered a new position, the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Policy, could be treated as the owner of the portfolios. Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.

                      ACCESS TO YOUR CASH SURRENDER VALUE

Full Surrender

   You may make a full surrender of your Policy at any time during the lifetime of the Insured upon written request by you to us. The amount payable on surrender of the Policy is the Accumulated Value, less any Indebtedness, as of the close of business on the Business Day of surrender, less any Surrender Charge. The amount may be paid as a lump sum or under an elected optional Method of Settlement described below. We reserve the right to defer payments according to the "Suspension of Payments or Transfers" section described below. If the Policy is surrendered, coverage is terminated as of the date of surrender.

   You may make a Partial Surrender at any time after the first Policy Anniversary and during the lifetime of the Insured, by your request. There is no minimum Partial Surrender amount. The maximum surrender amount is an amount not to exceed the current Cash Surrender Value, less any Indebtedness. When you make a Partial Surrender, the amount of the Partial Surrender will be deducted from the Accumulated Value. The deduction will be made from the Separate Account Funds and the Fixed Account in proportion to your Accumulated Value in each account, unless you request that the deductions be made from specific Separate Account Funds. You are restricted to no more than two (2) Partial Surrenders in any Policy Year.

Effect of a Partial Surrender on Your Specified Amount

   Under Death Benefit Option 1 (as discussed in the Death Benefits section above), the Specified Amount will be reduced by the amount surrendered plus any Surrender Charge. The remaining Specified Amount must be at least equal to the Minimum Specified Amount shown on the Policy Schedule of the Contract. The Partial Surrender will reduce insurance in the same order as shown in the Change in the Specified Amount section for the decrease in Specified Amount. The Specified Amount is not reduced for Option 2.

                                     LOANS

   You may obtain a loan at any time after the first Policy Anniversary while your Policy is in force. There is no minimum loan amount. The amount of any loan with interest to the next Policy Anniversary may not exceed the Cash Surrender Value, less any Indebtedness, as of the date of the Policy loan. A loan will only be made upon the proper assignment of your Policy to us with the Policy as the sole security for the loan. If your total Indebtedness under the Policy exceeds the Cash Surrender Value, the Policy may terminate without value and, as a result, there may be Federal tax consequences.

Loan Interest (Charged)

   The loan interest rate charged is currently 8%. However, we reserve the right to adjust the rate charged if it would be tax advantageous to the majority of Policyholders to do so.

   Loan interest is due in arrears on each Policy Anniversary or when the loan is repaid, if earlier. If loan interest is not paid when due, that amount is added to your loan. We will make a transfer from the Separate Account and the Fixed Account into the Loan Account as collateral for the interest due. The amount transferred is the amount by which the interest due exceeds the interest that has been credited to the Loan Account. The transfer is made pro-rata from the Separate Account Funds and the Fixed Account based on your amounts in each of these accounts.

Loan Interest (Credited)

   We will credit interest to the Loan Account on a daily basis. There will be two credited rates. The standard portion of a loan will have a credited rate of 6%. The preferred portion will have a credited rate of 8%.

   In Policy Years 1 through 5, we will apply the standard rate to the entire Loan Account. In Policy Years 6 through 10, we will apply the preferred rate to the value in the Loan Account up to 10% of the Accumulated Value. For the amount in excess of 10% of the Accumulated Value, we will apply the standard rate. In Policy Years 11 and later, we will apply the preferred rate to the entire Loan Account.

Loan Repayment

   A loan may be repaid in full or in part at any time while the Policy is in force and the Insured is alive. When you repay part or all of a loan, we will transfer an amount equal to the amount you repay from the Loan Account to the Separate Account and Fixed Account based on the Premium allocation instructions on record.

   If you make a Premium payment which exceeds your Planned Premium Payment, and your Policy has an outstanding loan balance, the payment will be divided into two parts unless you instruct us to treat all or a different portion of the payment as a loan repayment. The portion of the payment equal to the Planned Premium Payment will be applied as a Premium payment. The portion of the payment in excess of the Planned Premium Payment will be applied toward the repayment of your loan.

Loans Involving a Policy That Was Exchanged

   If a Policy was purchased through an exchange of another policy and there was a loan outstanding at the time the policy was exchanged, we have procedures available to allow the new Policy to continue to have a loan. When the new Policy is applied for, we automatically deem the Option 2 death benefit to be requested and take out a withdrawal to repay the initial loan. The owner can, if he or she so desires, switch to Option 1 death benefit. Owners who exchange policies with outstanding loans should seek the advice of their registered representative or contact us.

                               OTHER INFORMATION

Pan-American

   Pan-American Assurance Company ("Pan-American" or the "Company"), 601 Poydras Street, P.O. Box 60219, New Orleans, LA 70130 was incorporated on May 18, 1981, under the laws of the state of Louisiana. Pan-American is licensed to do business in the District of Columbia, Puerto Rico, and all states except Alaska, Idaho, Iowa, Maine, Massachusetts, New Hampshire, New York, Rhode Island, South Dakota, Vermont, and Wyoming.

Riders

   There are a number of riders that are available in conjunction with the Policy. Some riders may not be available in your state. Ask your Registered Representative for information on availability. While all riders are available at any time, you may be subject to additional underwriting and issue requirements if you request a rider at other than the time you apply for the Policy.

   Terminal Illness Accelerated Benefit Rider. If the Insured is terminally ill, and you have elected the Terminal Illness Accelerated Benefit rider, we will pre-pay a portion of the Death Benefit. You can only elect to have a distribution made one time under the rider. There is no monthly charge for this rider, but there is a charge upon acceleration.

   You can choose an amount which is equal to the lesser of $250,000 or 50% of the then determined Death Benefit, less any outstanding Indebtedness. This Benefit is paid to the Owner in a lump sum or under one of the Settlement Options described below.

   The amount of the Terminal Illness Accelerated Benefit is accumulated at a floating interest rate and is deducted from the Death Benefit paid and the amount available for loans and withdrawals.

   The receipt of a Terminal Illness Accelerated Benefit amount may adversely affect the recipient's eligibility for Medicaid or other governmental benefits or entitlements.

   The reference to "Eligible Death Benefit" in the Terminal Illness Accelerated Benefit Rider has the same meaning as the term "Death Benefit" as used in this prospectus.

   Additional Insured Rider. You can elect term insurance on the life of the insured or another insured. If you have elected this rider, we will pay the Additional Insured Amount upon proof that the additional insured died during the term period. The proceeds will be paid to the beneficiary of the rider. There is a charge for this rider shown on your Policy Schedule.

   Dependent Children Insurance Rider. You can elect term insurance on your dependent children. We will pay the dependent child's benefit upon proof that a dependent child died before the dependent child's 25th birthday and termination of the rider. The benefit is reduced for younger ages, as described in the rider. There is a charge for this rider shown on your Policy Schedule.

   Disability Benefit Payment Rider. If you elect this rider we will provide one of the following after the Insured's total disability has continued for 6 consecutive months and a claim for total disability has been approved by us.

  1. If total disability starts before age 60, we will credit the disability benefit amount to the value of the Policy on each Monthly Anniversary Day, as shown on your Policy Schedule, while total disability continues.

  2. If total disability starts on or after age 60 but before age 65, we will credit the disability benefit amount to the value of the Policy on each Monthly Anniversary Day prior to age 70 while total disability continues.

   There is a charge for this rider shown on your Policy Schedule. The Disability Benefit Payment Rider is not available simultaneously with the Waiver of Monthly Deductions Rider.

   Guaranteed Insurability Rider. If you elect this rider, we will allow you to increase the Specified Amount in your Policy, subject to the terms of the rider. No evidence of insurability will be required. There is a charge for this rider shown on your Policy Schedule.

   Waiver of Monthly Deductions Rider. If you elect this rider we will provide one of the following after the Insured's total disability has continued for 6 consecutive months and a claim for total disability has been approved by us.

  1. If total disability starts on or before age 60, we will waive the monthly deductions while total disability continues.

  2. If total disability starts after age 60 but before age 65, we will waive the monthly deductions on each Monthly Anniversary Day prior to age 70 while total disability continues.

   There is a charge for this rider shown on your Policy Schedule. The Waiver of Monthly Deductions Rider is not available simultaneously with the Disability Benefit Payment Rider.

Paid-Up Insurance

   At any time after the Right to Examine Policy Period, the Owner may request that the Policy be converted into reduced paid-up insurance. Once the Policy is converted, there is no further investment in the Separate Account. The election of paid-up insurance is a permanent one. The paid-up insurance is payable on the same conditions as the Insured's Death Benefit, but for a reduced amount. The reduced amount is the amount the Cash Surrender Value, less any Indebtedness, will buy as a single Premium policy at the attained age of the Insured. The Cash Surrender Value of the paid-up insurance is based on the gender distinct 1980 CSO Smoker or Nonsmoker Mortality Table, Age Nearest Birthday, and interest at 3%.

Optional Methods of Settlement

   Any proceeds payable under the Policy will be paid in one sum unless otherwise elected. The following Settlement Options are available. Settlement Options are only available out of our General Account.

  1.   Proceeds left at interest;

  2.   Payments for a Fixed Period;

  3.   Payments for a Fixed Amount;

  4.   Life Income Payments.

General Policy Provisions

   The Policy contains a number of other Policy provisions. We have described some but not all of them below. For more detail, refer to your Policy or ask your representative.

   Age and Gender. If there is a misstatement of age or gender of the Insured or any person insured by rider, the amount of the Death Benefit shall be that which would be purchased by the most recent cost of insurance at the correct age or gender.

   Suicide. Suicide of the Insured, while sane or insane, within two years of issuance of the Policy, is not covered by the Policy. The total liability shall be the premiums paid prior to death, less any Indebtedness, less any prior Partial Surrenders.

   If the Insured commits suicide while sane or insane within two years of issuance of any increase on insurance or any reinstatement, the total liability shall be the cost of insurance of the increased coverage, or the cost of insurance from the date of reinstatement to the date of death.

   Contestability. We can challenge the validity of your Policy for two years from the Effective Date of coverage based on any misrepresentation made in your application to us. We can challenge an increase in benefits requiring evidence of insurability for two years from the date of the increase. We can challenge a reinstatement of the Policy until that reinstatement has been in force for two years from its Effective Date.

   Any increase in coverage or addition of a rider effective after the Policy Date shall, in the absence of fraud, be incontestable only after such increase or addition has been in force during the lifetime of the Insured for two years from the issuance of such increase or addition.

   Any reinstatement shall, in the absence of fraud, be incontestable only after having been in force during the lifetime of the Insured for two years after the issuance of the reinstatement.

   Any contest of an increase in coverage or a reinstatement will be based on the application for increase or reinstatement.

   Extended Maturity Date. Policyholders are assumed to have made an election to defer payment of proceeds at the Maturity Date. At any time, you may change this election by completing the appropriate form.

   With this election, you will be assessed a $100 administrative fee at the Maturity Date. Upon assessment of this fee, the Death Benefit is continued. If the Policy is Death Benefit Option 2, we will change it to Death Benefit Option
1. If the Adjustable Insurance Rider (currently not available) is attached to the Policy for the Insured, the Specified Amount will increase by the Adjustable Insurance Amount on the Insured. All other riders will lapse; this includes any Additional Insurance Rider coverages on the Insured and other insureds as well as any Adjustable Insurance Rider coverages on other insureds. No further premiums are accepted and we will make no further deductions. Further, we reserve the right to transfer all of the Accumulated Value into the Fixed Account, restricting access to the Separate Account. Policy loans and Partial Surrenders are available. There may be state-specific variations.

Termination

   All coverage under the Policy shall terminate when any one of the following events occurs:

  .   You request that coverage terminate.

  .   The Insured dies.

  .   The Policy matures.

  .   The Grace Period ends.

  .   The Policy is surrendered.

Distributors

   The Policy is sold by licensed insurance agents, where the Policy may be lawfully sold, who are Registered Representatives of broker-dealers which are registered under the Securities Act of 1934 and are members of the National Association of Securities Dealers, Inc.

   Pan-American Financial Services, Inc. serves as the distributor for the Policies. Pan-American Financial Services, Inc. is located at Pan-American Life Center, 601 Poydras Street, New Orleans, LA 70130. Registered Representatives will be paid commissions upon the sale of the Policy.

Suspension of Payments or Transfers

   We may be required to suspend or postpone any payments or transfers involving a Separate Account Fund when:

  1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

  2.    trading on the New York Stock Exchange is restricted;

  3. an emergency exists as a result of which disposal of shares of the Separate Account Funds is not reasonably practicable or Pan-American cannot reasonably value the shares of the Separate Account Funds; or

  4. the Securities and Exchange Commission, by order, so permits for the protection of Owners.

   We may defer the portion of any transfer, amount payable or surrender, or Policy loan from the Fixed Account for not more than six months.

Ownership

   Control of Policy. The Owner shall be as shown in the application or subsequent written endorsement. Subject to the rights of any irrevocable Beneficiary and any assignee of record with us, all rights, options, and privileges belong to:

  1.    you, if living; otherwise

  2.    any contingent Owner or Owners, if living; otherwise

  3.    the Insured.

   We reserve the right to require the Policy for endorsement of any assignment, loan, change of Beneficiary or ownership designation, surrender, amendment or modification.

   Consistent with the terms of the Beneficiary designation and any assignment during the Insured's lifetime, you may:

  1.    assign or surrender your Policy;

  2.    make or repay a loan;

  3.    amend or modify your Policy with our consent; and

  4. exercise any right, receive any benefit, and enjoy any privilege provided in the Policy.

   If the Policy is owned jointly by two or more parties, all transactions require the signature, consent or other necessary requirements of all such parties. However, telephone transfers and Premium allocation instructions will be accepted from any Owner unless otherwise directed.

   Assignment. An assignment will be accepted by us only if it is made in writing and filed with us at our Home Office. Assignments may require that the form be executed before a notary, according to our then current processing standards. Assignments require the consent of any irrevocable Beneficiaries and all existing assignees.

Beneficiary

   Designation. The application contains the Beneficiary(ies) and their designated class. Any payments made to the Beneficiary(ies) will be made according to their class. When there is more than one Beneficiary of the same class, payments will be shared equally among them unless otherwise stated.

   Death of a Beneficiary. If a Beneficiary dies before the Insured, the payments will be made to:

  1.   any Beneficiary(ies) of that class, if living; otherwise

  2.   any Beneficiary(ies) of the next class, if living; otherwise

  3.   the Owner, if living; otherwise

  4.   any contingent Owner or Owners, if living otherwise

  5.   the estate of the last Owner to die.

   If a Beneficiary dies within 15 days after the Insured but before proof of the Insured's death is received by us, payments will be made as though the Beneficiary had died before the Insured.

   Change of Beneficiary. You may change any Beneficiary at any time during the Insured's lifetime unless otherwise provided in the previous designation. The new designation must be made by a signed notice in satisfactory form to our Home Office. The change will take effect on the date the notice was signed subject to any action taken by us before recording the change.

                        EXECUTIVE OFFICERS AND DIRECTORS

                                     Position(s)
                                     Held With
                                     Pan-        Principal Occupations During
 Name and Address                Age American    Past Five Years
 ----------------                --- ----------- ----------------------------
 George Frank Purvis, Jr........ 87  Senior      President-Chairman Emeritus,
 Pan-American Assurance Company      Vice        Pan-American Life Insurance
 Pan-American Life Center            President   Company From 2/80-1/99;
 Executive Office, 28th Floor                    Chairman, Chief Executive
 601 Poydras Street                              Officer, Pan-American Life
 New Orleans, Louisiana 70130                    Life Insurance Company from
                                                 1974-980

 Jan Sheridan Jobe.............. 51  President,  Director, President, Chief
 Pan-American Life Center            Chief       Executive Officer, Pan-
 Executive Office, 28th Floor        Executive   American Life Insurance
 601 Poydras Street                  Officer     Company from 8/99-present;
 New Orleans, Louisiana 70130                    Director, President, Chief
                                                 Operating Officer,
                                                 Pan-American Life Insurance
                                                 Company from 1/99-8/99;
                                                 President, Principal
                                                 International, Principal
                                                 Financial Group from 1990-
                                                 1/99; Vice President of Group
                                                 and Pension Sales, Principal
                                                 Financial Group from 1980-
                                                 1990

 Luis Isidro Ingles, Jr......... 59  Vice        Senior Vice President,
 Pan-American Assurance Company      President,  Investments and Treasurer
 Pan-American Life Center            Investments Pan-American Life Insurance
 Executive Office, 28th Floor        and         Company from 1993-present
 601 Poydras Street                  Treasurer   Vice President, Securities,
 New Orleans, Louisiana 70130                    Pan-American Life Insurance
                                                 Company from 1980-1993;
                                                 Second Vice President,
                                                 Securities, Pan-American Life
                                                 Insurance Company from 1975-
                                                 1980

 Peggy Boudreaux Scott.......... 50  Vice        Senior Vice President, Chief
 Pan-American Assurance Company      President,  Financial Officer, Pan-
 Pan-American Life Center            Chief       American Assurance Company
 Executive Office, 28th Floor        Financial   from 8/99-present; Executive
 601 Poydras Street                  Officer     Vice President and Chief
 New Orleans, Louisiana 70130                    Financial Officer, Norvant
                                                 Health, Inc., Winston-Salem,
                                                 NC; Board of Directors,
                                                 Partners National Health
                                                 Plan, Winston-Salem, NC;
                                                 Board of Directors, Medical
                                                 Diagnostic Services, Inc.,
                                                 Baton Rouge, LA from 1989-
                                                 1998

 William Thiel Steen............ 51  Vice        Senior Vice President,
 Pan-American Assurance Company      President,  General Counsel and Corporate
 Pan-American Life Center            General     Secretary, Pan-American Life
 Corporate Legal, 12th Floor         Counsel and Insurance Company from 8/96-
 601 Poydras Street                  Corporate   present; Vice President,
 New Orleans, Louisiana 70130        Secretary   Associate General Counsel,
                                                 Pan-American Life Insurance
                                                 Company from 1993-1996;
                                                 Second Vice President,
                                                 Associate General Counsel,
                                                 Taxation, Pan-American Life
                                                 Insurance Company from 1983-
                                                 1993

                                     Position(s)
                                     Held With    Principal Occupations During
 Name and Address                Age Pan-American Past Five Years
 ----------------                --- -----------  ----------------------------

 Edward James Ray III........... 55  Vice         Senior Vice President,
 Pan-American Assurance Company      President,   Operations and Chief
 Pan-American Life Center            Operations   Actuary, Pan-American Life
 Executive Office, 14th Floor        and Chief    Insurance Company from 4/99-
 601 Poydras Street                  Actuary      present; Senior Vice
 New Orleans, Louisiana 70130                     President, Technical
                                                  Services, Pan-American Life
                                                  Insurance Company from 1994-
                                                  1999; Vice President,
                                                  Actuary, Pan-American Life
                                                  Insurance Company from 1978-
                                                  1994

 Andrew Mark Erman.............. 32  Vice         Vice President and Actuary,
 Pan-American Assurance Company      President    Pan-American Life Insurance
 Pan-American Life Center            and          Company from 8/00-present;
 Entrepreneurial Team, 12th          Actuary      Director, ING from 6/96-8/00
 Floor
 601 Poydras Street
 New Orleans, Louisiana 70130

Voting

   Pursuant to our view of present applicable law, we will vote the shares of the Separate Account Funds at special meetings of shareholders in accordance with instructions received from all Owners having a voting interest. We will vote shares for which we have not received instructions and any shares that are ours in the same proportion as the shares for which we have received instructions.

   If the Investment Company Act of 1940 or any regulation thereunder is amended or if the present interpretation of the Act changes so as to permit us to vote the shares in our own right, we may elect to do so.

Disregard of Voting Instructions

   We may, when required to do so by state insurance authorities, vote shares of the Separate Account Funds without regard to instructions from Owners. We will do this if such instructions would require the shares to be voted to cause a Separate Account Fund to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the Separate Account Fund. We may also disapprove changes in the investment policy initiated by Owners or trustees/directors of the Separate Account Funds, if such disapproval:

  1. is reasonable and is based on a good faith determination by us that the change would violate state or Federal law;

  2. results from a change which would not be consistent with the investment objectives of the Separate Account Fund; or

  3. varies from the general quality and nature of investments and investment techniques used by others with similar investment objectives underlying other variable contracts offered by us or of an affiliated company.

   In the event we do disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to Owners.

Legal Opinions

   Blazzard, Grodd & Hasenauer, P.C. of Westport, Connecticut and Fort Lauderdale, Florida has provided advice on certain matters relating to the Federal securities and income tax laws in connection with the Policies.

Federal Tax Status

   Note: The following description is based upon our understanding of current Federal income tax law applicable to life insurance in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. We believe that the policies to be issued will qualify as "life insurance contracts" under Section 7702. We do not guarantee the tax status of the Policies. Purchasers bear the complete risk that the Policies may not be treated as "life insurance" under Federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations.

   Introduction. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon our understanding of current Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current Federal income tax laws or of the current interpretations by the Internal Revenue Service.

   We are taxed as a life insurance company under the Code. For Federal income tax purposes, the Separate Account is not a separate entity from us and its operations form a part of us.

   Diversification. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in imposition of Federal income tax to the Owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that life insurance policies, such as these Policies, will meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

   On March 2, 1989, the Treasury Department issued regulations (Treas. Reg.
Section 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Policies. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer." We intend that each portfolio underlying the Policies will be managed by the investment managers in such a manner as to comply with these diversification requirements.

   The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

   The amount of owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered the owner of the assets of the Separate Account.

   In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively, resulting in you being retroactively determined to be the owner of the assets of the Separate Account.

   Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.

   Tax Treatment of the Policy. The Policy has been designed to comply with the definition of "life insurance" contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires the use of reasonable mortality and other expense charges. In establishing these charges, we have relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a policy issued on a substandard risk basis and thus it is even less clear whether a policy issued on such basis would meet the requirements of Section 7702 of the Code.

   While we have attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with our interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. You should consult your own tax advisers with respect to the tax consequences of purchasing the Policy.

   Policy Proceeds. The tax treatment accorded to loan proceeds and/or surrender payments from the Policies will depend on whether the Policy is considered to be a MEC. (See "Tax Treatment of Loans and Surrenders.") Otherwise, we believe that the Policy should receive the same Federal income tax treatment as any other type of life insurance. As such, the Death Benefit thereunder is generally excludable from the gross income of the Beneficiary subject to the provisions of Section 101(a) of the Code; however, Qualified Plans are typically an exception to this. Also, you are not deemed to be in constructive receipt of the Cash Surrender Value under a Policy, including increments thereon, until there is a distribution of such amounts.

   Federal, state and local, estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each Owner or Beneficiary. For example, when all or a part of the Policy or benefits under the Policy are transferred or paid to an individual two or more generations younger than the Policy Owner, a generation-skipping transfer tax may be owed.

   Tax Treatment of Loans and Surrenders. Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a MEC. A MEC is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A policy fails to meet the 7-pay test when the cumulative amount paid under the policy at any time during the first 7 policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven policy years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

   Furthermore, any policy received in exchange for a policy classified as a MEC will be treated as a MEC regardless of whether it meets the 7-pay test. However, an exchange under Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the policy will not cause the policy to be treated as a MEC if no additional premiums are paid.

   Due to the flexible premium nature of the Policy, the determination of whether it qualifies for treatment as a MEC depends on the individual circumstances of each Policy.

   If the Policy is classified as a MEC, then surrenders and/or loan proceeds are taxable to the extent of income in the Policy. In addition, such distributions from a Policy within two years before it becomes a MEC will also be taxed in this manner. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments, including those resulting from the lapse of the Policy, may also be subject to an additional 10% Federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his Beneficiary.

   If a Policy is not classified as a MEC, then any surrenders shall be treated first as a recovery of the investment in the Policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the Policy within the first fifteen years after the Policy is issued in order to comply with Section 7702, such distribution may, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the Policy.

   Any loans from a policy which is not classified as a MEC will be treated as Indebtedness of the owner and not a distribution. Upon complete surrender or lapse of the policy, if the amount received plus loan indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the policy owner, the excess generally will be treated as ordinary income.

   Personal interest payable on a loan under a Policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under Policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer except for, in limited circumstances, Policies on "key persons" as that term is defined in the Code. The deductibility of interest payable on Policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

   Policy Owners should seek competent tax advice on the tax consequences of taking loans, distributions, exchanging or surrendering any Policy.

   Tax Treatment of Settlement Options. Under the Code, a portion of the settlement option payments which are in excess of the death benefit proceeds are included in the beneficiary's taxable income. Under a settlement option payable for the lifetime of the beneficiary, the death benefit proceeds are divided by the beneficiary's life expectancy and proceeds received in excess of these prorated amounts are included in taxable income. The value of the death benefit proceeds is reduced by the value of any period certain or refund guarantee. Under a fixed payment or fixed period option, the death benefit proceeds are prorated by dividing the proceeds over the payment period under the option. Any payments in excess of the prorated amount will be included in taxable income.

   Multiple Policies. The Code further provides that multiple MECs which are issued within a calendar year period to the same owner by one company or its affiliates are treated as one MEC for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. You should consult a tax adviser prior to purchasing more than one MEC in any calendar year period.

   Tax Treatment of Assignments. An assignment of a Policy or the change of ownership of a Policy may be a taxable event. You should therefore consult a competent tax adviser should you wish to assign or change the Owner of your Policy.

   Qualified Plans. The Policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex, you should not do so until you have consulted a competent Qualified Plans consultant.

   Income Tax Withholding. All distributions or the portion thereof which is includable in gross income of the Owner are subject to Federal income tax withholding. However, in most cases you may elect not to have taxes withheld.

   You may be required to pay penalties under the estimated tax rules, if withholding and estimated tax payments are insufficient.

   Business Use. Businesses can use the Policies in various arrangements including non-qualified deferred compensation plans, split dollar insurance plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In recent years, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

   State Law. State regulations require that the Policy Owner have appropriate insurable interest in the life insured. Failure to establish an insurable interest may result in the Policy not qualifying as a life insurance contract for federal tax purposes.

Reports to Owners

   We will at a minimum send to each Owner semi-annual and annual reports of the Separate Account Funds. Following each Policy Anniversary, an annual statement will be sent to each Owner. We may elect to send these more often. The statement will show:

  1. the current amount of Death Benefit payable under the Policy;

  2. the current Accumulated Value;

  3. the current Cash Surrender Value;

  4. current Loans; and

  5. all transactions previously confirmed.

   The statement will also show Premiums paid and all charges deducted during the Policy Year.

   At the present time, it is our intent to provide you each month at the time we deduct the monthly deduction a statement showing you certain information about your Policy. In the future we may send you this statement less frequently.

   Confirmations will be mailed to Owners within seven days of the transaction of:

  .the receipt of Premium;

  .any transfer to or from any of the Separate Account Funds;

  .any loan, interest repayment, or loan repayment;

  .any surrender;

  .exercise of the Right to Examine Policy privilege; and

  .payment of the Death Benefit under the Policy.

Upon request you are entitled to a receipt of Premium payment.

Legal Proceedings

   There are no legal proceedings to which the Separate Account or the Distributor are a party or to which the assets of the Separate Accounts are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

Experts

   The statutory basis financial statements of Pan-American Assurance Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, included in this Prospectus, which is part of the registration statement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, which report expresses an unqualified opinion with respect to the presentation of such statutory-basis financial statements in accordance with the accounting basis prescribed or permitted by the Insurance Department of the State of Louisiana, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America, and also states that such statutory-basis financial statements are not presented fairly in accordance with accounting principles generally accepted in the United States of America, and are included in reliance upon the report of such firm given their authority as experts in accounting and auditing.

   Actuarial matters included in the Prospectus have been examined by Andrew M. Erman, FSA, MAAA, Vice President and Actuary of the Company, whose opinion is filed as an exhibit to the registration statement.

Financial Statements

   Our financial statements included herein should be considered only as bearing upon our ability to meet our obligations under the Policies.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pan-American Assurance Company
New Orleans, Louisiana

   We have audited the accompanying statements of admitted assets, liabilities, capital and surplus--statutory basis of Pan-American Assurance Company (the "Company") (a wholly-owned subsidiary of Pan-American Life Insurance Company) as of December 31, 2001 and 2000, and the related statements of operations-- statutory basis, changes in capital and surplus--statutory basis, and cash flows--statutory basis for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   As described in Note 1 to the financial statements, these financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Louisiana, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

   In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Pan-American Assurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001.

   In our opinion, such financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of Pan-American Assurance Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, on the basis of accounting described in Note 1.

Deloitte & Touche LLP
New Orleans, Louisiana

April 19, 2002

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

  STATEMENTS OF ADMITTED ASSETS, LIABILITIES, CAPITAL AND SURPLUS (Statutory-
                                     Basis)
                     Years Ended December 31, 2001 and 2000

                                                        2001          2000
                                                    ------------  ------------
                  ADMITTED ASSETS

Cash and invested assets:
  Securities with fixed maturities (fair value of
   approximately $10,856,000 and $10,837,000 in
   2001 and 2000, respectively).................... $ 10,443,916  $ 10,539,858
  Cash and short-term investments..................       25,021     1,932,781
                                                    ------------  ------------
    Total cash and invested assets.................   10,468,937    12,472,639
Investment income due and accrued..................      150,858       152,769
Receivable from parent, subsidiaries and
 affiliates........................................    7,102,455       279,589
Deposit clearing...................................      859,676       419,717
Guaranty fund assessment...........................       77,882       171,645
Commissions and expense allowances due from
 affiliate on reinsurance ceded....................      384,974           --
Amounts recoverable from others....................        5,364         4,885
                                                    ------------  ------------
                                                    $ 19,050,146  $ 13,501,244
                                                    ============  ============

         LIABILITIES, CAPITAL AND SURPLUS

Life insurance policy reserves..................... $    956,931  $    908,153
Liability for supplementary contracts without life
 contingencies.....................................    2,023,298     1,808,825
Contract deposit funds.............................      584,782       459,880
Asset valuation reserve (AVR)......................       40,610        46,003
Interest maintenance reserve (IMR).................        6,993        10,421
Borrowed money--payable to parent..................    2,824,313           --
Other liabilities and accrued expenses.............    2,200,495       268,235
                                                    ------------  ------------
    Total liabilities..............................    8,637,422     3,501,517
                                                    ------------  ------------

Commitments and contingencies......................          --            --

Capital and surplus:
  Common stock, $10 par value; 250,000 shares
   authorized and outstanding in 2001 and 2000.....    2,500,000     2,500,000
  Contributed surplus..............................   19,337,413    19,087,413
  Unassigned deficit...............................  (11,424,689)  (11,587,686)
                                                    ------------  ------------
    Total capital and surplus......................   10,412,724     9,999,727
                                                    ------------  ------------
                                                    $ 19,050,146  $ 13,501,244
                                                    ============  ============


               See notes to financial statements-statutory basis.

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

                   STATEMENTS OF OPERATIONS (Statutory-Basis)
                  Years Ended December 31, 2001, 2000 and 1999

                                          2001          2000          1999
                                      ------------  ------------  ------------
Income:
  Premium income..................... $ 73,172,332  $ 67,943,702  $ 68,218,261
  Less: Reinsurance ceded............  (73,159,326)  (67,933,283)  (68,198,896)
                                      ------------  ------------  ------------
                                            13,006        10,419        19,365

  Commissions and expense allowances
   on reinsurance ceded..............   16,372,401    16,743,178    16,870,120
  Supplementary contracts with life
   contingencies.....................       31,962           --            --
  Supplementary contracts without
   life contingencies................          --            --        722,009
  Net investment income..............      864,112       741,821       793,824
  Amortization of interest
   maintenance reserve...............        2,752         2,597         2,779
                                      ------------  ------------  ------------
                                        17,284,233    17,498,015    18,408,097
                                      ------------  ------------  ------------
Policy benefits and expenses:
  Payments on supplementary contracts
   with life contingencies...........       46,850        49,437        50,807
  Payments on supplementary contracts
   without life contingencies........          --        241,916       779,911
  Interest on policy funds...........      122,896        85,593        89,892
  Change in policy reserves..........      356,789       (27,205)       69,062
  (Decrease) increase in reserve for
   supplementary contracts without
   life contingencies................          --       (164,719)      117,710
  Commissions........................   10,099,587     9,916,621     9,787,144
  General insurance expenses.........    6,359,151     6,834,848     7,088,045
  Insurance taxes, licenses and
   fees..............................      193,603       139,443       140,956
  Miscellaneous (income) expense.....     (204,942)       20,500        75,000
                                      ------------  ------------  ------------
                                        16,973,934    17,096,434    18,198,527
                                      ------------  ------------  ------------
Gain from operations before income
 tax expense.........................      310,299       401,581       209,570
Income tax expense...................      107,689       139,644        70,076
                                      ------------  ------------  ------------
Net income........................... $    202,610  $    261,937  $    139,494
                                      ============  ============  ============


               See notes to financial statements-statutory basis.

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

         STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (Statutory-Basis)
                  Years Ended December 31, 2001, 2000 and 1999

                                            2001         2000        1999
                                         -----------  ----------  -----------
Balance at beginning of year............ $ 9,999,727  $9,425,665  $ 9,541,509
Net income..............................     202,610     261,937      139,494
Change in nonadmitted assets............     (48,269)    318,005     (260,446)
Change in asset valuation reserve.......       5,393      (5,880)       5,108
Cumulative effect of change in
 accounting principles--NAIC
 Codification...........................       3,214         --           --
Change in deferred income taxes.........          49         --           --
Paid-in capital.........................     250,000         --     1,000,000
Dividends to stockholders...............         --          --    (1,000,000)
                                         -----------  ----------  -----------
Balance at end of year.................. $10,412,724  $9,999,727  $ 9,425,665
                                         ===========  ==========  ===========





               See notes to financial statements-statutory basis.

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

                   STATEMENTS OF CASH FLOWS (Statutory-Basis)
                  Years Ended December 31, 2001, 2000 and 1999

                                           2001          2000          1999
                                       ------------  ------------  ------------
CASH FROM OPERATIONS:
  Life insurance premiums income.....  $ 73,172,332  $ 67,943,702  $ 68,218,261
  Supplementary contracts without
   life contingencies................           --            --        722,009
  Supplementary contracts with life
   contingencies.....................        31,962           --            --
  Commissions and expense allowances
   received on reinsurance ceded.....    16,372,401    17,405,571    16,870,120
  Investment income received.........       865,668       778,878       731,750
                                       ------------  ------------  ------------
    Total cash received from
     operations......................    90,442,363    86,128,151    86,542,140
                                       ------------  ------------  ------------
  Policyholder benefits and
   surrenders paid...................      (169,746)     (375,729)     (931,763)
  Reinsurance premiums ceded.........   (73,159,326)  (67,933,283)  (68,198,896)
  Commissions, general insurance
   expenses, taxes, licenses and fees
   paid..............................   (16,267,366)  (17,553,305)  (17,016,145)
  Income tax paid....................      (104,063)          --         (2,300)
  Other..............................      (172,510)   (2,035,252)    1,478,432
                                       ------------  ------------  ------------
    Total cash paid from operations..   (89,873,011)  (87,897,569)  (84,670,672)
                                       ------------  ------------  ------------
    Net cash from operations.........       569,352    (1,769,418)    1,871,468
                                       ------------  ------------  ------------
CASH FROM INVESTMENTS:
  Proceeds from securities sold and
   matured...........................       639,583     2,676,529     1,803,929
  Cost of securities acquired........      (538,777)   (5,466,727)   (1,753,114)
                                       ------------  ------------  ------------
    Net cash from investments........       100,806    (2,790,198)       50,815
                                       ------------  ------------  ------------
CASH FROM FINANCING AND MISCELLANEOUS
 SOURCES:
  Paid-in capital....................       250,000           --      1,000,000
  Dividends to stockholders..........           --            --     (1,000,000)
  Borrowed money--payable to parent..     2,824,313           --            --
  Receivable from parent,
   subsidiaries and affiliate........    (6,822,866)          --            --
  Deposits on deposit-type
   contracts.........................       614,653           --            --
  Withdrawals on deposit-type
   contracts.........................      (614,795)          --            --
  Other..............................     1,170,777           --            --
                                       ------------  ------------  ------------
    Net cash from financing and
     miscellaneous sources...........    (2,577,918)          --            --
                                       ------------  ------------  ------------
NET (DECREASE) INCREASE IN CASH AND
 SHORT-TERM INVESTMENTS..............    (1,907,760)   (4,559,616)    1,922,283
CASH AND SHORT-TERM INVESTMENTS AT
 BEGINNING OF YEAR...................     1,932,781     6,492,397     4,570,114
                                       ------------  ------------  ------------
CASH AND SHORT-TERM INVESTMENTS AT
 END OF YEAR.........................  $     25,021  $  1,932,781  $  6,492,397
                                       ============  ============  ============

               See notes to financial statements-statutory basis.

                         PAN-AMERICAN ASSURANCE COMPANY
       (A WHOLLY-OWNED SUBSIDIARY OF PAN-AMERICAN LIFE INSURANCE COMPANY)

                NOTES TO FINANCIAL STATEMENTS (STATUTORY-BASIS)
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ownership and Business--Pan-American Assurance Company (the "Company") is wholly-owned by Pan-American Life Insurance Company (PALIC) which sells or markets interest sensitive/universal life insurance policies. The Company and PALIC have entered into a reinsurance agreement whereby substantially all of the business written by the Company is automatically ceded to PALIC.

   The Company is authorized to sell life products in 39 states, the District of Columbia and Puerto Rico. The Company is also authorized to sell certain insurance products in various foreign countries. The top geographic locations in the United States for statutory direct premiums and deposits by the Company were Louisiana, California, Florida, Texas and Illinois for the year ended December 31, 2001. No other jurisdiction accounted for more than 5% of statutory premiums and deposits for the Company. The Company distributes its products primarily using general agents and brokers.

   Basis of Presentation--The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Louisiana. The State of Louisiana has adopted the National Association of Insurance Commissioners' statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices, effective January 1, 2001. In addition, the Commissioner of the Louisiana Insurance Department has the right to permit other specific practices that may deviate from prescribed practices.

   Accounting practices and procedures of the NAIC as prescribed or permitted by the insurance department of the applicable states of domicile comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

     a. Investments in bonds are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

     b. Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;

     c. Prior to January 1, 2001, a federal income tax provision was made only on a current basis for statutory accounting, while under GAAP, a provision was also made for deferred taxes on temporary differences between the financial reporting and tax bases of assets and liabilities. Subsequent to January 1, 2001, NAIC SAP requires an amount be recorded for deferred taxes however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets";

     d. Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by statutes, without consideration of withdrawals. Statutory policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals. The effect, if any, on reserves due to a change in reserve on account of change in valuation basis is recorded directly to unassigned surplus rather than included in the determination of net gain from operations;

     e. Asset valuation reserves (AVR) and interest maintenance reserves
  (IMR) are established in the statutory financial statements;

                        PAN-AMERICAN ASSURANCE COMPANY
      (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

         NOTES TO FINANCIAL STATEMENTS (Statutory-Basis)--(Continued)
                 Years Ended December 31, 2001, 2000 and 1999


     f. Assets are reported under NAIC SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against surplus, while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

     g. Premium receipts and benefits on universal life-type contracts are recorded as revenue and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities;

     h. Reinsurance recoverables on unpaid losses are reported as a reduction of policy benefit and other insurance reserves, while under GAAP, they are reported as an asset;

     i. Comprehensive income and its components are not presented in the statutory financial statements;

     j. The Statement of Cash Flows is prepared using the direct method, and, for purposes of that statement, cash includes short-term investments, while under GAAP, the Statement of Cash Flows may be prepared using the indirect method, or, if the direct method is used, a reconciliation of net income and net cash flow from operating activities is required.

   Use of Estimates--The preparation of financial statements in conformity with accounting principles prescribed or permitted by the Insurance Department of the State of Louisiana requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments--Bonds not backed by other loans are generally stated at amortized cost using the interest method. The statement value of bonds does not include non-admitted assets related to bonds that were in or near default at December 31, 2001 and 2000, respectively.

   Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value.

   Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Premiums and discounts on loan-backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments at the date of purchase. Prepayment assumptions are obtained from broker dealer survey values or internal estimates. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

   The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Prepayment assumptions for Single Class Mortgage/Backed/Asset-Backed Securities and Defined Multi-Class Residential, Other Multi-Class Residential Mortgage-Backed Securities, Defined Multi-Class Commercial Mortgage-Backed Securities and Other Multi-Class Commercial Mortgage-Backed/Asset-Backed Securities were the "Bloomberg Median," the median prepayment assumptions from numerous broker dealers as provided by Bloomberg Financial Services. These assumptions are consistent with the current interest rate and economic environment. The Company uses the retrospective method to value all securities which had significant changes in prepayment assumptions except for interest only and Single Class Mortgage-Backed/Asset-Backed Securities and Defined Multi-Class Residential, Other Multi-Class Residential Mortgage-Backed Securities, Defined Multi-Class Commercial Mortgage-Backed Securities and Other Multi-Class Commercial Mortgage-Backed/Asset-Backed Securities purchased at significant premiums which are valued using the prospective method. Interest only securities and securities where the yield has become negative are valued using the prospective method. The Company had no negative yield situations requiring a change from the retrospective to prospective method at December 31, 2001 and 2000.

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

          NOTES TO FINANCIAL STATEMENTS (Statutory-Basis)--(Continued)
                  Years Ended December 31, 2001, 2000 and 1999


   Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

   All other investment income due and accrued with amounts over 90 days past due is non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2001 and 2000.

   Derivatives--The Company's investing activity does not include the use of derivative financial instruments.

   Premiums and Related Commissions--Life premiums are recognized as income over the premium paying period of the related policies. Universal life premiums are recognized as revenue when received. For the year ended December 31, 2001, consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability. During fiscal year 1999, consideration received on deposit-type funds totaling approximately $722,000 was recorded as income in the Summary of Operations. No consideration was received on deposit-type funds in 2000. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

   Reserves for Life Contracts and Deposit-type Contracts--Policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Policy reserves for traditional and flexible premium insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method (NLP) with assumed interest rates (2.5% to 5.0%) and mortality as prescribed by regulatory authorities. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations.

   For the year ended December 31, 2001, reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of contract holders, less withdrawals that represent a return to the contract holder. During fiscal year 2000 and 1999, withdrawals of approximately $242,000 and $780,000, respectively, to return funds to the contract holder were recorded as a benefit expense in the Statement of Operations.

   Income Taxes--The Company is included in the consolidated federal income tax returns filed by PALIC under the terms of a tax-sharing agreement between the companies. The provision for income taxes reported in the financial statements is computed on a separate return basis as if it were filing a return by itself. Deferred income taxes resulting from temporary differences between statutory basis financial statements and tax basis of assets and liabilities are not provided for in the statutory accounts.

   Asset Valuation and Interest Maintenance Reserves--The Company established certain reserves as promulgated by the NAIC. The AVR is determined by formula and is based on the Company's holdings of mortgages, investments in real estate, bonds, stocks and other invested assets. This valuation reserve requires appropriation of surplus to provide for possible losses on these investments. Realized and unrealized capital gains and losses, other than those resulting from interest rate changes, are added or charged to the AVR.

   The IMR is used to defer realized capital gains and losses, net of tax, on sales and calls of bonds and certain investments which result from interest rate changes. These gains and losses are then amortized into investments income over what would have been the remaining years to maturity of the underlying investment.

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

          NOTES TO FINANCIAL STATEMENTS (Statutory-Basis)--(Continued)
                  Years Ended December 31, 2001, 2000 and 1999


   Concentrations of Credit Risk--Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash, cash equivalents and accounts receivable. Cash equivalents include investments in commercial paper of companies with high credit ratings, investments in money market securities and securities backed by the U.S. Government. The Company limits the amount of credit exposure with any one financial institution and believes that no significant concentration of credit risk exists with respect to cash investments.

   Vulnerability due to Certain Concentrations--The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

   PALIC accounted for 100% of the reinsurance recoverables on paid and unpaid losses at December 31, 2001 and 2000, respectively. PALIC was rated "A-" by A.M. Best at December 31, 2001.

   Reclassifications--Certain reclassifications have been made to the 1999 and 2000 financial statements in order to conform to the classifications adopted for reporting in the 2001 financial statements.

2. ACCOUNTING CHANGES

   The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Louisiana. Effective January 1, 2001, the State of Louisiana required that insurance companies domiciled in the State of Louisiana prepare their statutory financial statements in accordance with the NAIC Accounting Practices and Procedures manual--Version I effective January 1, 2001 subject to any deviations prescribed or permitted by the State of Louisiana insurance commissioner. Accounting changes adopted to conform to these provisions are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased unassigned surplus, of $3,214 as of January 1, 2001.

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

          NOTES TO FINANCIAL STATEMENTS (Statutory-Basis)--(Continued)
                  Years Ended December 31, 2001, 2000 and 1999


3. INVESTMENTS

   The approximate amortized cost and estimated fair value of investments in securities with fixed maturities at December 31 are as follows:

                                                   2001
                               ----------------------------------------------
                                             Gross      Gross
                                Amortized  Unrealized Unrealized   Estimated
                                  Cost       Gains      Losses    Fair Value
                               ----------- ---------- ----------  -----------
   U. S. Government and
    agencies.................. $ 1,616,000  $106,000  $     --    $ 1,722,000
   Corporate bonds............   3,450,000    66,000    (96,000)    3,420,000
   Mortgage-backed
    securities................   5,378,000   336,000        --      5,714,000
                               -----------  --------  ---------   -----------
                               $10,444,000  $508,000  $ (96,000)  $10,856,000
                               ===========  ========  =========   ===========

                                                   2000
                               ----------------------------------------------
                                             Gross      Gross
                                Amortized  Unrealized Unrealized   Estimated
                                  Cost       Gains      Losses    Fair Value
                               ----------- ---------- ----------  -----------
   U. S. Government and
    agencies.................. $ 1,614,000  $ 56,000  $     --    $ 1,670,000
   Corporate bonds............   3,506,000    54,000   (104,000)    3,456,000
   Mortgage-backed
    securities................   5,420,000   319,000    (28,000)    5,711,000
                               -----------  --------  ---------   -----------
                               $10,540,000  $429,000  $(132,000)  $10,837,000
                               ===========  ========  =========   ===========

   The fair values for the marketable bonds and other securities with fixed maturities are determined based upon the quoted market prices for securities actively traded. With respect to bonds without an active market, the Company subscribes to several commercial pricing services which provide the estimated fair values. Fair values for privately placed bonds are determined utilizing a commercially available pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Utilizing this data, the model generates fair values which the Company considers reflective of the current fair value of each privately placed bond.

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001, by contractual maturity, are as shown below. Debt securities not due at a single maturity date, including mortgage-backed securities, are included in a separate category. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                        Amortized    Estimated
                                                           Cost     Fair Value
                                                       ------------ -----------
   Due in one year or less............................ $    236,000 $   237,000
   Due after one year through five years..............    2,035,000   2,157,000
   Due after five years through ten years.............    2,222,000   2,213,000
   Due after ten years................................      573,000     535,000
                                                       ------------ -----------
                                                          5,066,000   5,142,000
   Mortgage-backed securities.........................    5,378,000   5,714,000
                                                       ------------ -----------
                                                       $ 10,444,000 $10,856,000
                                                       ============ ===========

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

          NOTES TO FINANCIAL STATEMENTS (Statutory-Basis)--(Continued)
                  Years Ended December 31, 2001, 2000 and 1999


   Proceeds from the sale and maturity of investments during 2001 were approximately $640,000. Gross gains of approximately $1,000 and gross losses of approximately $3,000 were realized on these sales. Proceeds from the sale and maturity of investments during 2000 were approximately $2,677,000. Gross gains of approximately $2,000 and gross losses of approximately $1,000 were realized on these sales. Proceeds from the sale and maturity of investments during 1999 were approximately $1,804,000. Gross gains of approximately $10,000 were realized on these sales.

   Repurchase Agreements--The Company invests in overnight repurchase sweep instruments which are collateralized by Government debt or Government agency debt. The Company had $2,000,000 invested in such repurchase agreements at December 31, 2001.

4. LIABILITY FOR UNPAID POLICY AND CONTRACT CLAIMS

   Activity in the liability for unpaid policy and contract claims is summarized as follows (approximate):

                                                             2001       2000
                                                          ---------- ----------
   Balance at January 1.................................. $6,064,000 $2,353,000
   Less reinsurance recoverables.........................  6,064,000  2,353,000
                                                          ---------- ----------
   Net balance at January 1..............................        --         --
                                                          ---------- ----------
   Total incurred........................................    408,000    291,000
                                                          ---------- ----------
   Total paid............................................    408,000    291,000
                                                          ---------- ----------
   Net balance at December 31............................        --         --
   Plus reinsurance recoverables.........................  6,418,000  6,064,000
                                                          ---------- ----------
   Balance at December 31................................ $6,418,000 $6,064,000
                                                          ========== ==========

5. OTHER LIABILITIES AND ACCRUED EXPENSES

   Other liabilities and accrued expenses are comprised of the following at December 31 (approximate):

                                                             2001      2000
                                                          ---------- --------
   Surrender values on canceled policies................. $    1,000 $  1,000
   Federal income taxes accrued..........................    346,000  235,000
   Amounts withheld or retained by Company as agent or
    trustee..............................................     99,000   91,000
   Agents' credit balances...............................    241,000   76,000
   Remittances and items not allocated...................  1,128,000 (135,000)
   Commissions to agents due or accrued..................    385,000      --
                                                          ---------- --------
                                                          $2,200,000 $268,000
                                                          ========== ========

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

          NOTES TO FINANCIAL STATEMENTS (Statutory-Basis)--(Continued)
                  Years Ended December 31, 2001, 2000 and 1999


6. INCOME TAXES

   The Company is included in the consolidated federal income tax return filed by PALIC under the terms of a tax-sharing agreement between the companies. The income tax provision is computed by applying the current federal corporate tax rate of 35% to gain from operations, adjusted as follows (approximate):

                                                        2001     2000    1999
                                                      -------- -------- -------
   Computed "expected" tax expense................... $108,000 $ 92,000 $73,000
   Capital gains.....................................      --       --    4,000
   Other.............................................      --    48,000  (7,000)
                                                      -------- -------- -------
                                                      $108,000 $140,000 $70,000
                                                      ======== ======== =======

     The components of current income tax expense are as follows:

                                                        2001     2000    1999
                                                      -------- -------- -------
   Federal income tax incurred....................... $108,100 $140,000 $70,000
                                                      ======== ======== =======

   The individual components of the Company's net deferred tax asset/(liability) at December 31, 2001 are not significant.

   The Company does not have any operating loss or tax credit carryforwards available for tax purposes. Federal income taxes available for recovery in the event of the carryback of future loss deductions amount to approximately $107,000, $124,000, and $98,000 for 2001, 2000 and 1999, respectively.

7. INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES

   Related Party Transactions--At December 31, 2001 and 2000, the Company reported approximately $7,102,000 and $280,000, respectively, as amounts due from an affiliate, PALIC. The terms of the settlement require that these amounts be settled within 30 days.

   The Company and PALIC have entered into a service agreement whereby PALIC furnishes administrative services to the Company. These services include the research, development, marketing and sales of insurance products, the establishment and maintenance of accounting and other records, and the furnishing of other technical, investment and management services as required by the Company. In accordance with this service agreement, PALIC charges the Company for services performed, with these charges being subject to review by the Company. Substantially all general insurance expenses and certain investment expenses incurred by the Company in 2001, 2000 and 1999, were the result of charges under this service agreement. In 2001, 2000 and 1999 the Company was charged approximately $6,273,000, $6,827,000 and $7,083,000, respectively, for services provided by PALIC.

   Approximately $399,000, $229,000 and $355,000 of gross premium income for 2001, 2000 and 1999, respectively, resulted from conversions, at the request of the policyholders, of policies previously issued by PALIC into the Company's universal life product. Interest computed on the intercompany receivable created pursuant to these conversions was not significant.

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

          NOTES TO FINANCIAL STATEMENTS (Statutory-Basis)--(Continued)
                  Years Ended December 31, 2001, 2000 and 1999


   The reserves for life insurance policy benefits are net of reinsurance ceded in the amounts of approximately $667,749,000 in 2001 and $643,010,000 in 2000 to PALIC. Policy and contract claims are net of reinsurance ceded in the amounts of approximately $6,426,000 in 2001, $6,064,000 in 2000 and $2,353,000
in 1999 to PALIC. Policyholders' benefits are net of reinsurance ceded in the amounts of approximately $29,557,000 in 2001, $26,815,000 in 2000, and
$20,320,000 in 1999 to PALIC. However, the Company is contingently liable for reinsurance amounts in the event PALIC is unable to pay its portion of claims.

8. BORROWED MONEY--PAYABLE TO PARENT

   At December 31, 2001, the Company is indebted to Pan-American Life Insurance Company in the amount of approximately $2,824,000 as evidenced by an unsecured short-term note, with interest (rate of 1.71%) payable at maturity on March 31, 2002.

9. CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

   Unassigned Funds (Surplus)--The portion of unassigned funds represented or reduced by each item below as of December 31, 2001 and 2000 is as follows (approximate):

                                                               2001      2000
                                                             --------  --------
   Non-admitted asset values................................ $(48,000) $318,000
   Asset valuation reserve..................................    5,000    (6,000)

   Dividend Limitation--Dividends to stockholders are limited by laws applicable to insurance companies. Under Louisiana law, the Company may pay a dividend without prior consent of the Louisiana Insurance Commissioner if the dividend does not exceed 15% of statutory surplus at the end of the preceding year. As of December 31, 2001, approximately $1,562,000 was available for future dividends. The Company paid dividends of $1,000,000 in 1999. No dividends were paid in 2001 or 2000.

10. REINSURANCE

   Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. No single reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

   Ceded Reinsurance--The Company does not own in excess of 10%, or control, either directly or indirectly through a representative, officer, trustee or director of the Company, any reinsurance companies designated as non-affiliated at December 31, 2001.

   The Company has not issued any policies that are reinsured with a company chartered outside the United States that is owned in excess of 10% or controlled, either directly or indirectly, by an insured, a beneficiary, a creditor or any other person not primarily engaged in the insurance business at December 31, 2001.

   The Company does not have any reinsurance agreements in effect at December 31, 2001 under which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premium or other similar credits.

   The Company does not have any reinsurance agreements in effect such that the amount of losses paid or accrued at December 31, 2001 results in a payment to a reinsurer for an amount that, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceeds the total direct premium collected under the reinsured policies.

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

          NOTES TO FINANCIAL STATEMENTS (Statutory-Basis)--(Continued)
                  Years Ended December 31, 2001, 2000 and 1999


   The estimated amount of the aggregate reduction in surplus (for agreements other than those under which the reinsurer may unilaterally cancel for reasons other than for nonpayment of premium or other similar credits) of termination of all reinsurance agreements, by either party, as of December 31, 2001 is $-0-.

   The Company has not executed any new agreements during 2001, or amended any existing agreements since January 1, 2001, to include policies or contracts that were in force or which had existing reserves established by the Company as of the effective date of the agreement or amendment.

   Pan-American Assurance Company participates in reinsurance to reduce overall risks, including exposure to large losses and to effect business-sharing arrangements. The liabilities for policy reserves and policy contract claims are stated after deduction for reinsurance ceded to other companies; however, the Company remains primarily liable as the direct insurer on all risks reinsured. All of the reinsurance ceded is assumed by Pan-American Life Insurance Company.

   The approximate amounts of premiums and reserves relating to reinsurance assumed and ceded as of and during the years ended December 31 are as follows (in thousands):

                                                     2001
                                -----------------------------------------------
                                               Ceded to    Assumed
                                   Direct       Other     From Other
                                   Amount     Companies   Companies  Net Amount
                                ------------ ------------ ---------- ----------
Premiums:
  Life......................... $ 73,172,000 $ 73,159,000    $--     $   13,000
                                ============ ============    ====    ==========
Policy reserves:
  Life......................... $668,706,000 $667,749,000    $--     $  957,000
  Supplementary contracts
   without life contingencies..    2,023,000          --      --      2,023,000
                                ------------ ------------    ----    ----------
                                $670,729,000 $667,749,000    $--     $2,980,000
                                ============ ============    ====    ==========
Policyholders' benefits........ $ 29,965,000 $ 29,557,000    $--     $  408,000
                                ============ ============    ====    ==========

                                                     2000
                                -----------------------------------------------
                                               Ceded to    Assumed
                                   Direct       Other     From Other
                                   Amount     Companies   Companies  Net Amount
                                ------------ ------------ ---------- ----------
Premiums:
  Life......................... $ 67,944,000 $ 67,933,000    $--     $   11,000
                                ============ ============    ====    ==========
Policy reserves:
  Life......................... $643,918,000 $643,010,000    $--     $  908,000
  Supplementary contracts
   without life contingencies..    1,809,000          --      --      1,809,000
                                ------------ ------------    ----    ----------
                                $645,727,000 $643,010,000    $--     $2,717,000
                                ============ ============    ====    ==========
Policyholders' benefits........ $ 27,106,000 $ 26,815,000    $--     $  291,000
                                ============ ============    ====    ==========

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

          NOTES TO FINANCIAL STATEMENTS (Statutory-Basis)--(Continued)
                  Years Ended December 31, 2001, 2000 and 1999

                                                     1999
                                -----------------------------------------------
                                               Ceded to    Assumed
                                   Direct       Other     From Other
                                   Amount     Companies   Companies  Net Amount
                                ------------ ------------ ---------- ----------
Premiums:
  Life......................... $ 68,218,000 $ 68,199,000    $--     $   19,000
                                ============ ============    ====    ==========
Policy reserves:
  Life......................... $618,907,000 $617,972,000    $--     $  935,000
  Supplementary contracts
   without life contingencies..    1,974,000          --      --      1,974,000
                                ------------ ------------    ----    ----------
                                $620,881,000 $617,972,000    $--     $2,909,000
                                ============ ============    ====    ==========
Policyholders' benefits........ $ 21,150,000 $ 20,320,000    $--     $  830,000
                                ============ ============    ====    ==========

11. INVESTMENT INCOME

   Investment income for the years ended December 31 consists of approximately:

                                                     2001      2000      1999
                                                   --------  --------  --------
   Bonds.......................................... $782,000  $542,000  $590,000
   Cash and short-term investments................   90,000   203,000   222,000
   Other securities with fixed maturities.........   (2,000)   48,000    53,000
                                                   --------  --------  --------
                                                    870,000   793,000   865,000
   Less investment expenses.......................   (6,000)  (51,000)  (71,000)
                                                   --------  --------  --------
   Net investment income.......................... $864,000  $742,000  $794,000
                                                   ========  ========  ========

12. COMMITMENTS AND CONTINGENCIES

   Litigation--From time to time the Company is involved in pending and threatened litigation and various lawsuits arising in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such matters is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

13. FAIR VALUE OF FINANCIAL INSTRUMENTS

   The following methods and assumptions were used to estimate the fair value of each financial instrument for which it is practicable to estimate that value:

   Securities with Fixed Maturities--For bonds and other securities with fixed maturities, fair value equals quoted market prices, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities.

   Cash and Short-Term Investments--For those short-term instruments, the carrying amount is a reasonable estimate of fair value.

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

          NOTES TO FINANCIAL STATEMENTS (Statutory-Basis)--(Continued)
                  Years Ended December 31, 2001, 2000 and 1999


   Other Assets--The carrying amounts reported in the balance sheet for these financial instruments (primarily due from reinsurers) approximate those assets' fair values because of the short duration of time before conversion to cash.

   Supplementary Contracts Without Life Contingencies--The fair value for supplementary contracts without life contingencies were estimated using discounted cash flow analyses.

   Contract Deposit Funds--The fair value of contract deposit funds was estimated as the cash surrender value of these contracts.

   Other Liabilities--The carrying amounts reported in the balance sheet for other financial instruments (primarily payables of a short-term nature) approximate those liabilities' fair values.

   The carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2001 and 2000 are as follows (approximate):

                                        2001                    2000
                               ----------------------- -----------------------
                                Carrying                Carrying
                                 Amount    Fair Value    Amount    Fair Value
                               ----------- ----------- ----------- -----------
   Financial Assets:
     Securities with fixed
      maturities.............. $10,444,000 $10,856,000 $10,540,000 $10,837,000
     Cash and short-term
      investments.............      25,000      25,000   1,933,000   1,933,000
     Receivable from parent...   7,102,000   7,102,000     280,000     280,000
     Other assets.............   1,479,000   1,479,000     749,000     749,000
   Financial Liabilities:
    Investment contracts:
     Supplementary contracts
      without life
      contingencies...........   2,023,000   2,062,000   1,809,000   1,798,000
     Contract deposit funds...     585,000     551,000     460,000     433,000
     Borrowed money...........   2,824,000   2,824,000         --         --
     Other liabilities........   1,855,000   1,855,000      32,000      32,000

   Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair values are based upon judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

14. OTHER ITEMS

   Securities on Deposit--Securities with an amortized cost of approximately $1,962,000 and $1,960,000 at December 31, 2001 and 2000, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business. Securities with an amortized cost of approximately $350,000 and $450,000 at December 31, 2001 and 2000, respectively, were maintained as compensating balances with several institutions for banking services rendered.

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

          NOTES TO FINANCIAL STATEMENTS (Statutory-Basis)--(Continued)
                  Years Ended December 31, 2001, 2000 and 1999


15. RESERVES FOR LIFE CONTRACTS AND DEPOSIT-TYPE CONTRACTS

   For universal life contracts, premiums are earned when paid. Therefore, deferred premiums do not exist, and no premiums are refunded upon the death of the insured. For ordinary whole-life and term products, the Company waives deduction of deferred fractional premium upon the death of the insured and returns any portion of the final premium beyond the date of death. Continuous reserves are held. For all policies, the reserve is the larger of the tabular reserve (CRVM for universal life and whole-life coverages and NLP for other policies) and the surrender value.

   Additional premiums are charged for policies issued on substandard lives according to underwriting classification. For universal life, the year-end reserve directly takes into account the rating classifications. For whole-life, the standard mean reserve plus one extra premium charge for the year is held. For ordinary life riders under universal life plans, in addition to regular mean reserves, one annualized substandard charge is held.

   At December 31, 2001, the Company had approximately $2,419,000,000 of insurance in force for which the gross premiums or guarantee maturity premiums were less than the net premiums according to the standard of valuation set by the State of Louisiana. Reserves to cover the above insurance totaled $14,056,007 at year-end 2001.

16. ANALYSIS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

   Withdrawal characteristics of annuity reserves and deposit-type contracts and other liabilities without life or disability contingencies at December 31 are as follows:

                                                        At December 31, 2001
                                                      -------------------------
                                                      (1) Amount (2) % of Total
                                                      ---------- --------------
   Annuity reserves and deposit fund liabilities:

   Subject to discretionary withdrawal:
     (1)With market value adjustment................  $  585,000      19.17%
     (2)At book value less current surrender charge
      of 5% or more.................................         --         --
                                                      ----------     ------
     (3)At fair value...............................         --         --
                                                      ----------     ------
     (4)Total with adjustment or at market value
      (sum of (1)-(3))..............................     585,000      19.17%
                                                      ----------     ------
     (5)At book value without adjustment (minimal or
      no charge)....................................   2,023,000      66.31%
                                                      ----------     ------
   Not subject to discretionary withdrawal..........     443,000      14.52%
                                                      ----------     ------
   Total (gross)....................................   3,051,000     100.00%
   Reinsurance ceded................................         --         --
                                                      ----------     ------
   Total (net)......................................  $3,051,000     100.00%
                                                      ==========     ======

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

          NOTES TO FINANCIAL STATEMENTS (Statutory-Basis)--(Continued)
                  Years Ended December 31, 2001, 2000 and 1999


   The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement which is filed with the State of Louisiana, and is provided to reconcile annuity reserves and deposit-type contract funds and other liabilities without life or disability contingencies to amounts reported in the Statements of Admitted Assets, Liabilities, Surplus as of December 31:

                                                                  December 31,
                                                                      2001
                                                                  ------------
                                                                     Amount
                                                                  ------------
   Life and Accident and Health Annual Statement:
     Exhibit 8, Annuities Section, Total (net)...................  $      --
     Exhibit 8, Supplementary Contracts with Life Contingencies
      Section, Total (net).......................................     443,000
     Exhibit of Deposit-Type Contracts, Line 14, Column 1........   2,608,000
                                                                   ----------
   Total.........................................................  $3,051,000
                                                                   ==========

17. RECONCILIATION OF ANNUAL STATEMENT

   The Company has filed an annual statement with the State of Louisiana Insurance Commissioner for 2001. The difference between net income per the annual statement and the accompanying financial statements is as follows (approximate):

                                                                     2001
                                                                  -----------
   Net loss, per Annual Statement................................ $(1,067,000)
   Reclassification of change in valuation basis recorded gross
    (1)..........................................................   1,270,000
                                                                  -----------
   Net income per Audit Report................................... $   203,000
                                                                  ===========
   Capital and surplus per Annual Statement...................... $10,413,000
   Reclassification of change in valuation basis recorded gross
    (1)..........................................................  (1,270,000)
   Increase in net income, from above............................   1,270,000
                                                                  -----------
   Capital and surplus per Audit Report.......................... $10,413,000
                                                                  ===========

--------
(1) During the current year, there was a change in the valuation basis of certain reserves. This was recorded directly to surplus in the Company's filed Annual Statement. Due to the arrangement with PALIC to cede substantially all business written (see Note 1), this change had no impact on the reserves retained by the Company and therefore should not be recorded in the Company's Annual Statement.

                                  APPENDIX A.

                         ILLUSTRATIONS OF POLICY VALUES

   The following tables have been prepared to illustrate hypothetically how certain values under a Policy change with investment performance over an extended period of time. The tables illustrate how Accumulated Values, Cash Surrender Values and Death Benefits under a Policy covering an insured of a given age on the Policy Date, would vary over time if the Planned Premium Payments were paid annually and the return on the assets in cash portfolio were an assumed uniform gross annual rates of 0%, 6% and 12% (net annual rates of -1.02%, 4.98% and 10.98%. The values would be different from those shown if the gross returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years shown. The tables also show Planned Premium Payments accumulated at 5% interest compounded annually. The hypothetical investment rates of return are illustrative only and should not be considered a representation of past or future investment rates of return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return illustrated and will depend on a number of factors including the investment allocations you make and prevailing rates. These illustrations assume that the Premiums are allocated equally among the Separate Account Funds available under the Policy, and that no amounts are allocated to the Fixed Account.

   The illustrations reflect the fact that the net investment returns on the assets held in the Separate Account Funds is lower than the gross after tax return of the selected underlying Portfolios. The tables assume a simple arithmetic average annual expense of 1.02% of the average daily net assets of the portfolios available. The tables also assumes that the waivers and/or reimbursements, if any, for the available portfolios will continue for the periods shown.

   The illustrations also reflect the deduction of the Premium Expense and Monthly Deduction for the hypothetical Insured. The Surrender Charge is reflected in the Cash Surrender Value column. Our current cost of insurance charges and the guaranteed maximum cost of insurance charges that we have a contractual right to charge are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for Federal or state income taxes are currently made against the Separate Account and assume no loan amount or partial withdrawals/surrenders or charges for supplemental and/or rider benefits.

   The illustrations are based on our Preferred Plus rating class. Upon request, you will be furnished with a comparable illustration based on the proposed Insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables. Because the Death Benefit values vary depending on the Death Benefit Option in effect, benefit options are illustrated separately.

   The illustrations show Accumulated Values that would result based upon the hypothetical investments rates of return if Premiums are paid as indicated and all Net Premiums are allocated to Separate Account Funds.

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JOHN DOE          ISSUE AGE:               35
                                           GENDER:                  MALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $3,000.00
                                           PAYMENT MODE:            ANNUAL
GROSS INVESTMENT RATE:   0.00%             NET INVESTMENT RATE:     -1.02%

                            Guaranteed Charges      Current Charges
                           --------------------- ---------------------
                   Premium         Cash                  Cash
            Paid    Accum  Accum   Surr   Death  Accum   Surr   Death
Age   Year Premium  at 5%   Value  Value Benefit Value   Value Benefit
---  ----- ------- ------- ------ ------ ------- ------ ------ -------
36      1   3,000    3,150  1,296      0 250,000  1,561      0 250,000
37      2   3,000    6,458  3,552      0 250,000  4,069     69 250,000
38      3   3,000    9,930  5,744  1,744 250,000  6,470  2,470 250,000
39      4   3,000   13,577  7,873  3,873 250,000  8,791  4,791 250,000
40      5   3,000   17,406  9,940  5,940 250,000 11,046  7,046 250,000
41      6   3,000   21,426 11,947  8,347 250,000 13,241  9,641 250,000
42      7   3,000   25,647 13,867 10,667 250,000 15,365 12,165 250,000
43      8   3,000   30,080 15,730 12,930 250,000 17,415 14,615 250,000
44      9   3,000   34,734 17,510 15,110 250,000 19,390 16,990 250,000
45     10   3,000   39,620 19,209 17,209 250,000 21,324 19,324 250,000
46     11   3,000   44,751 20,903 19,303 250,000 23,297 21,697 250,000
47     12   3,000   50,139 22,525 21,325 250,000 25,233 24,033 250,000
48     13   3,000   55,796 24,076 23,276 250,000 27,131 26,331 250,000
49     14   3,000   61,736 25,531 25,131 250,000 28,994 28,594 250,000
50     15   3,000   67,973 26,892 26,892 250,000 30,822 30,822 250,000
51     16   3,000   74,521 28,160 28,160 250,000 32,615 32,615 250,000
52     17   3,000   81,397 29,312 29,312 250,000 34,373 34,373 250,000
53     18   3,000   88,617 30,349 30,349 250,000 36,099 36,099 250,000
54     19   3,000   96,198 31,247 31,247 250,000 37,791 37,791 250,000
55     20   3,000  104,158 32,009 32,009 250,000 39,452 39,452 250,000
56     21   3,000  112,516 32,611 32,611 250,000 41,080 41,080 250,000
57     22   3,000  121,292 33,028 33,028 250,000 42,635 42,635 250,000
58     23   3,000  130,506 33,263 33,263 250,000 44,113 44,113 250,000
59     24   3,000  140,181 33,291 33,291 250,000 45,508 45,508 250,000
60     25   3,000  150,340 33,087 33,087 250,000 46,814 46,814 250,000
61     26   3,000  161,007 32,651 32,651 250,000 48,025 48,025 250,000
62     27   3,000  172,208 31,931 31,931 250,000 49,131 49,131 250,000
63     28   3,000  183,968 30,874 30,874 250,000 50,127 50,127 250,000
64     29   3,000  196,317 29,448 29,448 250,000 51,008 51,008 250,000
65     30   3,000  209,282 27,597 27,597 250,000 51,764 51,764 250,000
66     31   3,000  222,897 25,283 25,283 250,000 52,389 52,389 250,000
67     32   3,000  237,191 22,440 22,440 250,000 52,869 52,869 250,000
68     33   3,000  252,201 18,996 18,996 250,000 53,193 53,193 250,000
69     34   3,000  267,961 14,899 14,899 250,000 53,345 52,345 250,000
70     35   3,000  284,509 10,060 10,060 250,000 53,311 53,311 250,000
71     36   3,000  301,885  4,351  4,351 250,000 53,073 53,073 250,000
72     37   3,000  320,129                       52,615 52,615 250,000
73     38   3,000  339,285                       51,921 51,921 250,000
74     39   3,000  359,399                       50,969 50,969 250,000
75     40   3,000  380,519                       49,733 49,733 250,000
76     41   3,000  402,695                       48,175 48,175 250,000
77     42   3,000  425,980                       46,258 46,258 250,000
78     43   3,000  450,429                       43,933 43,933 250,000
79     44   3,000  476,101                       41,149 41,149 250,000
80     45   3,000  503,056                       37,850 37,850 250,000
81     46   3,000  531,358                       33,973 33,973 250,000
82     47   3,000  561,076                       29,449 29,449 250,000
83     48   3,000  592,280                       24,205 24,205 250,000
84     49   3,000  625,044                       18,155 18,155 250,000
85     50   3,000  659,446                       11,167 11,167 250,000
86     51   3,000  695,569                        3,089  3,089 250,000

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JANE DOE          ISSUE AGE:               35
                                           GENDER:                  FEMALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $2,600.00
                                           PAYMENT MODE:            ANNUAL
GROSS INVESTMENT RATE:   0.00%             NET INVESTMENT RATE:     -1.02%

                           Guaranteed Charges      Current Charges
                          --------------------- ---------------------
                  Premium         Cash                  Cash
           Paid    Accum  Accum   Surr   Death  Accum   Surr   Death
Age  Year Premium  at 5%  Value  Value  Benefit Value  Value  Benefit
---  ---- ------- ------- ------ ------ ------- ------ ------ -------
36     1   2,600    2,730    984      0 250,000  1,210      0 250,000
37     2   2,600    5,597  2,933    133 250,000  3,384    584 250,000
38     3   2,600    8,606  4,822  2,022 250,000  5,481  2,681 250,000
39     4   2,600   11,767  6,652  3,852 250,000  7,491  4,691 250,000
40     5   2,600   15,085  8,424  5,624 250,000  9,426  6,626 250,000
41     6   2,600   18,569 10,140  7,620 250,000 11,289  8,769 250,000
42     7   2,600   22,228 11,772  9,532 250,000 13,081 10,841 250,000
43     8   2,600   26,069 13,352 11,392 250,000 14,808 12,848 250,000
44     9   2,600   30,103 14,851 13,171 250,000 16,479 14,799 250,000
45    10   2,600   34,338 16,301 14,901 250,000 18,122 16,722 250,000
46    11   2,600   38,785 17,736 16,616 250,000 19,796 18,676 250,000
47    12   2,600   43,454 19,101 18,261 250,000 21,449 20,609 250,000
48    13   2,600   48,356 20,424 19,864 250,000 23,082 22,522 250,000
49    14   2,600   53,504 21,678 21,398 250,000 24,695 24,415 250,000
50    15   2,600   58,909 22,837 22,837 250,000 26,287 26,287 250,000
51    16   2,600   64,585 23,931 23,931 250,000 27,861 27,861 250,000
52    17   2,600   70,544 24,934 24,934 250,000 29,414 29,414 250,000
53    18   2,600   76,801 25,874 25,874 250,000 30,949 30,949 250,000
54    19   2,600   83,371 26,698 26,698 250,000 32,465 32,465 250,000
55    20   2,600   90,270 27,436 27,436 250,000 33,962 33,962 250,000
56    21   2,600   97,514 28,063 28,063 250,000 35,453 35,453 250,000
57    22   2,600  105,119 28,578 28,578 250,000 36,892 36,892 250,000
58    23   2,600  113,105 28,985 28,985 250,000 38,276 38,276 250,000
59    24   2,600  121,490 29,311 29,311 250,000 39,603 39,603 250,000
60    25   2,600  130,295 29,529 29,529 250,000 40,869 40,869 250,000
61    26   2,600  139,540 29,615 29,615 250,000 42,076 42,076 250,000
62    27   2,600  149,247 29,569 29,569 250,000 43,220 43,220 250,000
63    28   2,600  159,439 29,341 29,341 250,000 44,299 44,299 250,000
64    29   2,600  170,141 28,876 28,876 250,000 45,313 45,313 250,000
65    30   2,600  181,378 28,150 28,150 250,000 46,256 46,256 250,000
66    31   2,600  193,177 27,135 27,135 250,000 47,127 47,127 250,000
67    32   2,600  205,566 25,800 25,800 250,000 47,919 47,919 250,000
68    33   2,600  218,574 24,143 24,143 250,000 48,627 48,627 250,000
69    34   2,600  232,233 22,158 22,158 250,000 49,245 49,245 250,000
70    35   2,600  246,574 19,810 19,810 250,000 49,766 49,766 250,000
71    36   2,600  261,633 17,035 17,035 250,000 50,180 50,180 250,000
72    37   2,600  277,445 13,737 13,737 250,000 50,472 50,472 250,000
73    38   2,600  294,047  9,781  9,781 250,000 50,625 50,625 250,000
74    39   2,600  311,479  4,994  4,994 250,000 50,617 50,617 250,000
75    40   2,600  329,783                       50,424 50,424 250,000
76    41   2,600  349,003                       50,015 50,015 250,000
77    42   2,600  369,183                       49,356 49,356 250,000
78    43   2,600  390,372                       48,409 48,409 250,000
79    44   2,600  412,620                       47,127 47,127 250,000
80    45   2,600  435,981                       45,464 45,464 250,000
81    46   2,600  460,510                       43,369 43,369 250,000
82    47   2,600  486,266                       40,786 40,786 250,000

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JANE DOE          ISSUE AGE:               35
                                           GENDER:                  FEMALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $2,600.00
                                           PAYMENT MODE:            ANNUAL
GROSS INVESTMENT RATE:   0.00%             NET INVESTMENT:          -1.02%

                          Guaranteed Charges     Current Charges
                          ------------------- ---------------------
                  Premium       Cash                  Cash
           Paid    Accum  Accum Surr   Death  Accum   Surr   Death
Age  Year Premium  at 5%  Value Value Benefit Value  Value  Benefit
---  ---- ------- ------- ----- ----- ------- ------ ------ -------
83    48   2,600  513,309                     37,655 37,655 250,000
84    49   2,600  541,705                     33,908 33,908 250,000
85    50   2,600  571,520                     29,470 29,470 250,000
86    51   2,600  602,826                     24,253 24,253 250,000
87    52   2,600  635,697                     18,160 18,160 250,000
88    53   2,600  670,212                     11,075 11,075 250,000
89    54   2,600  706,453                      2,867  2,867 250,000

  PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY-- PAN-AMERICAN VUL
                                     BAND 2

ILLUSTRATION FOR:        JOHN DOE          ISSUE AGE:               35
                                           GENDER:                  MALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $3,000.00
                                           PAYMENT MODE:            ANNUAL
GROSS INVESTMENT RATE:   6.00%             NET INVESTMENT RATE:     4.98%

                            Guaranteed Charges        Current Charges
                          ----------------------- -----------------------
                  Premium          Cash                    Cash
           Paid    Accum   Accum   Surr    Death   Accum   Surr    Death
Age  Year Premium  at 5%   Value   Value  Benefit  Value   Value  Benefit
---  ---- ------- ------- ------- ------- ------- ------- ------- -------
36     1   3,000    3,150   1,416       0 250,000   1,690       0 250,000
37     2   3,000    6,458   3,908       0 250,000   4,457     457 250,000
38     3   3,000    9,930   6,478   2,478 250,000   7,276   3,276 250,000
39     4   3,000   13,577   9,133   5,133 250,000  10,174   6,174 250,000
40     5   3,000   17,406  11,875   7,875 250,000  13,169   9,169 250,000
41     6   3,000   21,426  14,709  11,109 250,000  16,271  12,671 250,000
42     7   3,000   25,647  17,612  14,412 250,000  19,471  16,271 250,000
43     8   3,000   30,080  20,617  17,817 250,000  22,770  19,970 250,000
44     9   3,000   34,734  23,699  21,299 250,000  26,171  23,771 250,000
45    10   3,000   39,620  26,866  24,866 250,000  29,712  27,712 250,000
46    11   3,000   44,751  30,229  28,629 250,000  33,513  31,913 250,000
47    12   3,000   50,139  33,704  32,504 250,000  37,482  36,282 250,000
48    13   3,000   55,796  37,297  36,497 250,000  41,628  40,828 250,000
49    14   3,000   61,736  40,992  40,592 250,000  45,960  45,560 250,000
50    15   3,000   67,972  44,795  44,795 250,000  50,488  50,488 250,000
51    16   3,000   74,521  48,716  48,716 250,000  55,220  55,220 250,000
52    17   3,000   81,397  52,738  52,738 250,000  60,168  60,168 250,000
53    18   3,000   88,617  56,870  56,870 250,000  65,343  65,343 250,000
54    19   3,000   96,198  61,100  61,100 250,000  70,756  70,756 250,000
55    20   3,000  104,158  65,437  65,437 250,000  76,419  76,419 250,000
56    21   3,000  112,516  69,870  69,870 250,000  82,345  82,345 250,000
57    22   3,000  121,292  74,389  74,389 250,000  88,513  88,513 250,000
58    23   3,000  130,506  79,006  79,006 250,000  94,934  94,934 250,000
59    24   3,000  140,181  83,715  83,715 250,000 101,619 101,619 250,000
60    25   3,000  150,340  88,509  88,509 250,000 108,579 108,579 250,000
61    26   3,000  161,007  93,405  93,405 250,000 115,826 115,826 250,000
62    27   3,000  172,208  98,381  98,381 250,000 123,376 123,376 250,000
63    28   3,000  183,968 103,419 103,419 250,000 131,244 131,244 250,000
64    29   3,000  196,317 108,522 108,522 250,000 139,451 139,451 250,000
65    30   3,000  209,282 113,676 113,676 250,000 148,018 148,018 250,000
66    31   3,000  222,897 118,891 118,891 250,000 156,969 156,969 250,000
67    32   3,000  237,191 124,159 124,159 250,000 166,331 166,331 250,000
68    33   3,000  252,201 129,480 129,480 250,000 176,132 176,132 250,000
69    34   3,000  267,961 134,870 134,870 250,000 186,408 186,408 250,000
70    35   3,000  284,509 140,338 140,338 250,000 197,198 197,198 250,000
71    36   3,000  301,885 145,881 145,881 250,000 208,547 208,547 250,000
72    37   3,000  320,129 151,431 151,431 250,000 220,511 220,511 250,000
73    38   3,000  339,285 157,097 157,097 250,000 233,106 233,106 258,747
74    39   3,000  359,399 162,824 162,824 250,000 246,298 246,298 268,465
75    40   3,000  380,519 168,624 168,624 250,000 260,126 260,126 278,335
76    41   3,000  402,695 174,542 174,542 250,000 274,637 274,637 288,369
77    42   3,000  425,980 180,629 180,629 250,000 289,770 289,770 304,259
78    43   3,000  450,429 186,960 186,960 250,000 305,548 305,548 320,825
79    44   3,000  476,101 193,650 193,650 250,000 321,993 321,993 338,093
80    45   3,000  503,056 200,817 200,817 250,000 339,128 339,128 356,085
81    46   3,000  531,358 208,598 208,598 250,000 356,977 356,977 374,825

  PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY-- PAN-AMERICAN VUL
                                     BAND 2

ILLUSTRATION FOR:        JOHN DOE          ISSUE AGE:               35
                                           GENDER:                  MALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $3,000.00
                                           PAYMENT MODE:            ANNUAL
GROSS INTEREST RATE:     6.00%             NET INVESTMENT RATE:     4.98%

                              Guaranteed Charges           Current Charges
                            ----------------------- -----------------------------
                   Premium           Cash
           Paid   Accum at   Accum   Surr    Death    Accum   Cash Surr   Death
Age  Year Premium    5%      Value   Value  Benefit   Value     Value    Benefit
---  ---- ------- --------- ------- ------- ------- --------- --------- ---------
 82   47   3,000    561,076 217,189 217,189 250,000   375,561   375,561   394,339
 83   48   3,000    592,280 226,851 226,851 250,000   394,905   394,905   414,651
 84   49   3,000    625,044 237,956 237,956 250,000   415,034   415,034   435,786
 85   50   3,000    659,446 249,978 249,978 262,476   435,968   435,968   457,766
 86   51   3,000    695,569 262,284 262,284 275,398   457,727   457,727   480,613
 87   52   3,000    733,497 274,864 274,864 288,607   480,331   480,331   504,347
 88   53   3,000    773,322 287,702 287,702 302,087   503,799   503,799   528,988
 89   54   3,000    815,138 300,787 300,787 315,826   528,148   528,148   554,555
 90   55   3,000    859,045 314,100 314,100 329,805   553,397   553,397   581,066
 91   56   3,000    905,147 327,625 327,625 344,006   579,565   579,565   608,543
 92   57   3,000    953,555 342,152 342,152 355,838   607,116   607,116   631,401
 93   58   3,000  1,004,382 357,868 357,868 368,604   636,200   636,200   655,286
 94   59   3,000  1,057,752 374,994 374,994 382,494   666,986   666,986   680,325
 95   60   3,000  1,113,789 393,797 393,797 397,735   699,670   699,670   706,667
 96   61   3,000  1,172,629 414,653 414,653 414,653   734,477   734,477   734,477
 97   62   3,000  1,234,410 436,460 436,460 436,460   770,871   770,871   770,871
 98   63   3,000  1,299,280 459,262 459,262 459,262   808,925   808,925   808,925
 99   64   3,000  1,367,395 483,104 483,104 483,104   848,715   848,715   848,715
100   65   3,000  1,438,914 508,033 508,033 508,033   890,320   890,320   890,320
101   66       0  1,510,860 523,171 523,171 523,171   916,926   916,926   916,926
102   67       0  1,586,403 538,866 538,866 538,866   944,434   944,434   944,434
103   68       0  1,665,723 555,032 555,032 555,032   972,767   972,767   972,767
104   69       0  1,749,009 571,683 571,683 571,683 1,001,950 1,001,950 1,001,950
105   70       0  1,836,460 588,834 588,834 588,834 1,032,009 1,032,009 1,032,009

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JANE DOE          ISSUE AGE:               35
                                           GENDER:                  FEMALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $2,600.00
                                           PAYMENT MODE:            ANNUAL
GROSS INVESTMENT RATE:   6.00%             NET INVESTMENT RATE:     4.98%

                            Guaranteed Charges        Current Charges
                          ----------------------- -----------------------
                  Premium          Cash                    Cash
           Paid    Accum   Accum   Surr    Death   Accum   Surr    Death
Age  Year Premium  at 5%   Value   Value  Benefit  Value   Value  Benefit
---  ---- ------- ------- ------- ------- ------- ------- ------- -------
36     1   2,600    2,730   1,084       0 250,000   1,317       0 250,000
37     2   2,600    5,597   3,228     428 250,000   3,706     906 250,000
38     3   2,600    8,606   5,435   2,635 250,000   6,157   3,357 250,000
39     4   2,600   11,767   7,709   4,909 250,000   8,659   5,859 250,000
40     5   2,600   15,085  10,054   7,254 250,000  11,226   8,426 250,000
41     6   2,600   18,569  12,472   9,952 250,000  13,862  11,342 250,000
42     7   2,600   22,228  14,939  12,699 250,000  16,572  14,332 250,000
43     8   2,600   26,069  17,487  15,527 250,000  19,362  17,402 250,000
44     9   2,600   30,103  20,092  18,412 250,000  22,246  20,566 250,000
45    10   2,600   34,338  22,785  21,385 250,000  25,255  23,855 250,000
46    11   2,600   38,785  25,635  24,515 250,000  28,483  27,363 250,000
47    12   2,600   43,454  28,569  27,729 250,000  31,864  31,024 250,000
48    13   2,600   48,356  31,620  31,060 250,000  35,406  34,846 250,000
49    14   2,600   53,504  34,768  34,488 250,000  39,117  38,837 250,000
50    15   2,600   58,909  37,992  37,992 250,000  43,004  43,004 250,000
51    16   2,600   64,585  41,326  41,326 250,000  47,076  47,076 250,000
52    17   2,600   70,544  44,750  44,750 250,000  51,341  51,341 250,000
53    18   2,600   76,801  48,297  48,297 250,000  55,810  55,810 250,000
54    19   2,600   83,371  51,926  51,926 250,000  60,491  60,491 250,000
55    20   2,600   90,270  55,668  55,668 250,000  65,394  65,394 250,000
56    21   2,600   97,514  59,508  59,508 250,000  70,542  70,542 250,000
57    22   2,600  105,119  63,456  63,456 250,000  75,906  75,906 250,000
58    23   2,600  113,105  67,521  67,521 250,000  81,494  81,494 250,000
59    24   2,600  121,490  71,735  71,735 250,000  87,316  87,316 250,000
60    25   2,600  130,295  76,088  76,088 250,000  93,384  93,384 250,000
61    26   2,600  139,540  80,571  80,571 250,000  99,710  99,710 250,000
62    27   2,600  149,247  85,195  85,195 250,000 106,307 106,307 250,000
63    28   2,600  159,439  89,936  89,936 250,000 113,190 113,190 250,000
64    29   2,600  170,141  94,768  94,768 250,000 120,374 120,374 250,000
65    30   2,600  181,378  99,689  99,689 250,000 127,875 127,875 250,000
66    31   2,600  193,177 104,698 104,698 250,000 135,710 135,710 250,000
67    32   2,600  205,566 109,797 109,797 250,000 143,898 143,898 250,000
68    33   2,600  218,574 115,007 115,007 250,000 152,457 152,457 250,000
69    34   2,600  232,233 120,349 120,349 250,000 161,412 161,412 250,000
70    35   2,600  246,574 125,832 125,832 250,000 170,784 170,784 250,000
71    36   2,600  261,633 131,455 131,455 250,000 180,602 180,602 250,000
72    37   2,600  277,445 137,203 137,203 250,000 190,893 190,893 250,000
73    38   2,600  294,047 143,059 143,059 250,000 201,690 201,690 250,000
74    39   2,600  311,479 148,997 148,997 250,000 213,030 213,030 250,000
75    40   2,600  329,783 155,003 155,003 250,000 224,958 224,958 250,000
76    41   2,600  349,003 161,086 161,086 250,000 237,527 237,527 250,000
77    42   2,600  369,183 167,264 167,264 250,000 250,715 250,715 263,250
78    43   2,600  390,372 173,589 173,589 250,000 264,477 264,477 277,700
79    44   2,600  412,620 180,104 180,104 250,000 278,833 278,833 292,775
80    45   2,600  435,981 186,881 186,881 250,000 293,806 293,806 308,497
81    46   2,600  460,510 193,971 193,971 250,000 309,417 309,417 324,887

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JANE DOE          ISSUE AGE:               35
                                           GENDER:                  FEMALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $2,600.00
                                           PAYMENT MODE:            ANNUAL
GROSS INVESTMENT RATE:   6.00%             NET INVESTMENT RATE:     4.98%

                              Guaranteed Charges        Current Charges
                            ----------------------- -----------------------
                   Premium           Cash                    Cash
           Paid   Accum at   Accum   Surr    Death   Accum   Surr    Death
Age  Year Premium    5%      Value   Value  Benefit  Value   Value  Benefit
---  ---- ------- --------- ------- ------- ------- ------- ------- -------
 82   47   2,600    486,266 201,469 201,469 250,000 325,686 325,686 341,970
 83   48   2,600    513,309 209,487 209,487 250,000 342,636 342,636 359,768
 84   49   2,600    541,705 218,197 218,197 250,000 360,288 360,288 378,303
 85   50   2,600    571,520 227,865 227,865 250,000 378,666 378,666 397,599
 86   51   2,600    602,826 238,858 238,858 250,801 397,789 397,789 417,679
 87   52   2,600    635,697 250,619 250,619 263,150 417,681 417,681 438,565
 88   53   2,600    670,212 262,645 262,645 275,778 438,364 438,364 460,282
 89   54   2,600    706,453 274,920 274,920 288,666 459,858 459,858 482,851
 90   55   2,600    744,505 287,418 287,418 301,789 482,184 482,184 506,294
 91   56   2,600    784,461 300,109 300,109 315,115 505,365 505,365 530,633
 92   57   2,600    826,414 313,622 313,622 326,167 529,717 529,717 550,906
 93   58   2,600    870,464 328,124 328,124 337,968 555,357 555,357 572,018
 94   59   2,600    916,718 343,820 343,820 350,696 582,414 582,414 594,063
 95   60   2,600    965,284 360,968 360,968 364,578 611,041 611,041 617,152
 96   61   2,600  1,016,278 379,933 379,933 379,933 641,412 641,412 641,412
 97   62   2,600  1,069,822 399,762 399,762 399,762 673,167 673,167 673,167
 98   63   2,600  1,126,043 420,496 420,496 420,496 706,371 706,371 706,371
 99   64   2,600  1,185,075 442,176 442,176 442,176 741,089 741,089 741,089
100   65   2,600  1,247,059 464,844 464,844 464,844 777,391 777,391 777,391
101   66       0  1,309,411 478,686 478,686 478,686 800,609 800,609 800,609
102   67       0  1,374,882 493,047 493,047 493,047 824,628 824,628 824,628
103   68       0  1,443,626 507,838 507,838 507,838 849,366 849,366 849,366
104   69       0  1,515,807 523,073 523,073 523,073 874,847 874,847 874,847
105   70       0  1,591,598 538,766 538,766 538,766 901,093 901,093 901,093

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JOHN DOE          ISSUE AGE:               35
                                           GENDER:                  MALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $3,000.00
                                           PAYMENT MODE:            ANNUAL
GROSS INVESTMENT RATE:   12.00%            NET INVESTMENT RATE:     10.98%

                               Guaranteed Charges              Current Charges
                          ----------------------------- -----------------------------
                  Premium
           Paid    Accum    Accum   Cash Surr   Death     Accum   Cash Surr   Death
Age  Year Premium  at 5%    Value     Value    Benefit    Value     Value    Benefit
---  ---- ------- ------- --------- --------- --------- --------- --------- ---------
36     1   3,000    3,150     1,537         0   250,000     1,819         0   250,000
37     2   3,000    6,458     4,278       278   250,000     4,861       861   250,000
38     3   3,000    9,930     7,272     3,272   250,000     8,146     4,146   250,000
39     4   3,000   13,577    10,547     6,547   250,000    11,725     7,725   250,000
40     5   3,000   17,406    14,130    10,130   250,000    15,643    11,643   250,000
41     6   3,000   21,426    18,057    14,457   250,000    19,941    16,341   250,000
42     7   3,000   25,647    22,334    19,134   250,000    24,644    21,444   250,000
43     8   3,000   30,080    27,029    24,229   250,000    29,793    26,993   250,000
44     9   3,000   34,734    32,159    29,759   250,000    35,432    33,032   250,000
45    10   3,000   39,620    37,772    35,772   250,000    41,646    39,646   250,000
46    11   3,000   44,751    44,076    42,476   250,000    48,661    47,061   250,000
47    12   3,000   50,139    51,017    49,817   250,000    56,419    55,219   250,000
48    13   3,000   55,796    58,668    57,868   250,000    65,001    64,201   250,000
49    14   3,000   61,736    67,087    66,687   250,000    74,496    74,096   250,000
50    15   3,000   67,973    76,364    76,364   250,000    85,004    85,004   250,000
51    16   3,000   74,521    86,602    86,602   250,000    96,635    96,635   250,000
52    17   3,000   81,397    97,895    97,895   250,000   109,513   109,513   250,000
53    18   3,000   88,617   110,372   110,372   250,000   123,773   123,773   250,000
54    19   3,000   96,198   124,160   124,160   250,000   139,567   139,567   250,000
55    20   3,000  104,158   139,427   139,427   250,000   157,062   157,062   250,000
56    21   3,000  112,516   156,344   156,344   250,000   176,435   176,435   264,653
57    22   3,000  121,292   175,111   175,111   255,662   197,825   197,825   288,825
58    23   3,000  130,506   195,843   195,843   278,098   221,437   221,437   314,440
59    24   3,000  140,181   218,672   218,672   301,768   247,502   247,502   341,553
60    25   3,000  150,340   243,819   243,819   326,717   276,279   276,279   370,214
61    26   3,000  161,007   271,544   271,544   353,007   308,057   308,057   400,474
62    27   3,000  172,208   302,039   302,039   386,609   343,123   343,123   439,197
63    28   3,000  183,968   335,573   335,573   422,822   381,818   381,818   481,091
64    29   3,000  196,317   372,457   372,457   461,847   424,522   424,522   526,407
65    30   3,000  209,282   413,028   413,028   503,894   471,653   471,653   575,417
66    31   3,000  222,897   457,673   457,673   549,207   523,676   523,676   628,411
67    32   3,000  237,191   506,702   506,702   602,975   581,062   581,062   691,464
68    33   3,000  252,201   560,534   560,534   661,430   644,360   644,360   760,345
69    34   3,000  267,961   619,643   619,643   724,982   714,176   714,176   835,585
70    35   3,000  284,509   684,544   684,544   794,071   791,177   791,177   917,766
71    36   3,000  301,885   755,795   755,795   869,164   876,105   876,105 1,007,521
72    37   3,000  320,129   834,254   834,254   942,707   969,900   969,900 1,095,987
73    38   3,000  339,285   920,884   920,884 1,022,181 1,073,536 1,073,536 1,191,625
74    39   3,000  359,399 1,016,611 1,016,611 1,108,106 1,188,105 1,188,105 1,295,035
75    40   3,000  380,519 1,122,608 1,122,608 1,201,191 1,314,839 1,314,839 1,406,878
76    41   3,000  402,695 1,240,293 1,240,293 1,302,308 1,455,130 1,455,130 1,527,887
77    42   3,000  425,980 1,369,559 1,369,559 1,438,037 1,609,921 1,609,921 1,690,418
78    43   3,000  450,429 1,511,472 1,511,472 1,587,046 1,780,680 1,780,680 1,869,714
79    44   3,000  476,101 1,667,203 1,667,203 1,750,563 1,969,015 1,969,015 2,067,466
80    45   3,000  503,056 1,837,992 1,837,992 1,929,891 2,176,692 2,176,692 2,285,527
81    46   3,000  531,358 2,025,137 2,025,137 2,126,394 2,405,648 2,405,648 2,525,931

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JOHN DOE          ISSUE AGE:               35
                                           GENDER:                  MALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $3,000.00
                                           PAYMENT MODE:            ANNUAL
GROSS INVESTMENT RATE:   12.00%            NET INVESTMENT RATE:     10.98%

                                   Guaranteed Charges                Current Charges
                            -------------------------------- --------------------------------
                   Premium                Cash                             Cash
           Paid   Accum at    Accum       Surr      Death      Accum       Surr      Death
Age  Year Premium    5%       Value      Value     Benefit     Value      Value     Benefit
---  ---- ------- --------- ---------- ---------- ---------- ---------- ---------- ----------
 82   47   3,000    561,076  2,230,024  2,230,024  2,341,525  2,658,004  2,658,004  2,790,905
 83   48   3,000    592,280  2,454,078  2,454,078  2,576,782  2,936,090  2,936,090  3,082,894
 84   49   3,000    625,044  2,698,798  2,698,798  2,833,738  3,242,454  3,242,454  3,404,576
 85   50   3,000    659,446  2,965,748  2,965,748  3,114,036  3,579,861  3,579,861  3,758,854
 86   51   3,000    695,569  3,256,612  3,256,612  3,419,443  3,951,329  3,951,329  4,148,895
 87   52   3,000    733,497  3,573,215  3,573,215  3,751,876  4,360,146  4,360,146  4,578,154
 88   53   3,000    773,322  3,917,479  3,917,479  4,113,353  4,809,896  4,809,896  5,050,391
 89   54   3,000    815,138  4,291,499  4,291,499  4,506,074  5,304,475  5,304,475  5,569,699
 90   55   3,000    859,045  4,697,412  4,697,412  4,932,283  5,848,143  5,848,143  6,140,550
 91   56   3,000    905,147  5,137,481  5,137,481  5,394,355  6,445,559  6,445,559  6,767,836
 92   57   3,000    953,555  5,627,442  5,627,442  5,852,540  7,106,988  7,106,988  7,391,268
 93   58   3,000  1,004,382  6,175,429  6,175,429  6,360,692  7,840,409  7,840,409  8,075,621
 94   59   3,000  1,057,752  6,791,338  6,791,338  6,927,165  8,655,013  8,655,013  8,828,114
 95   60   3,000  1,113,789  7,487,277  7,487,277  7,562,150  9,561,431  9,561,431  9,657,045
 96   61   3,000  1,172,629  8,279,280  8,279,280  8,279,280 10,571,989 10,571,989 10,571,989
 97   62   3,000  1,234,410  9,154,737  9,154,737  9,154,737 11,689,031 11,689,031 11,689,031
 98   63   3,000  1,299,280 10,122,442 10,122,442 10,122,442 12,923,777 12,923,777 12,923,777
 99   64   3,000  1,367,395 11,192,115 11,192,115 11,192,115 14,288,629 14,288,629 14,288,629
100   65   3,000  1,438,914 12,374,501 12,374,501 12,374,501 15,797,297 15,797,297 15,797,297
101   66       0  1,510,860 12,745,633 12,745,633 12,745,633 16,271,113 16,271,113 16,271,113
102   67       0  1,586,403 13,128,002 13,128,002 13,128,002 16,759,246 16,759,246 16,759,246
103   68       0  1,665,723 13,521,842 13,521,842 13,521,842 17,262,024 17,262,024 17,262,024
104   69       0  1,749,009 13,927,497 13,927,497 13,927,497 17,779,885 17,779,885 17,779,885
105   70       0  1,836,460 14,345,322 14,345,322 14,345,322 18,313,281 18,313,281 18,313,281

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JANE DOE          ISSUE AGE:               35
                                           GENDER:                  FEMALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $2,600.00
                                           PAYMENT MODE:            ANNUAL
GROSS INVESTMENT RATE:   12.00%            NET INVESTMENT RATE:     10.98%

                               Guaranteed Charges              Current Charges
                          ----------------------------- -----------------------------
                  Premium
           Paid    Accum    Accum   Cash Surr   Death     Accum   Cash Surr   Death
Age  Year Premium  at 5%    Value     Value    Benefit    Value     Value    Benefit
---  ---- ------- ------- --------- --------- --------- --------- --------- ---------
36     1   2,600    2,730     1,184         0   250,000     1,425         0   250,000
37     2   2,600    5,597     3,535       735   250,000     4,043     1,243   250,000
38     3   2,600    8,606     6,098     3,298   250,000     6,886     4,086   250,000
39     4   2,600   11,767     8,895     6,095   250,000     9,967     7,167   250,000
40     5   2,600   15,085    11,951     9,151   250,000    13,319    10,519   250,000
41     6   2,600   18,569    15,295    12,775   250,000    16,974    14,454   250,000
42     7   2,600   22,228    18,926    16,686   250,000    20,964    18,724   250,000
43     8   2,600   26,069    22,907    20,947   250,000    25,328    23,368   250,000
44     9   2,600   30,103    27,245    25,565   250,000    30,115    28,435   250,000
45    10   2,600   34,338    32,009    30,609   250,000    35,395    33,995   250,000
46    11   2,600   38,785    37,348    36,228   250,000    41,354    40,234   250,000
47    12   2,600   43,454    43,215    42,375   250,000    47,954    47,114   250,000
48    13   2,600   48,356    49,695    49,135   250,000    55,262    54,702   250,000
49    14   2,600   53,504    56,832    56,552   250,000    63,356    63,076   250,000
50    15   2,600   58,909    64,678    64,678   250,000    72,319    72,319   250,000
51    16   2,600   64,585    73,340    73,340   250,000    82,246    82,246   250,000
52    17   2,600   70,544    82,889    82,889   250,000    93,239    93,239   250,000
53    18   2,600   76,801    93,452    93,452   250,000   105,412   105,412   250,000
54    19   2,600   83,371   105,108   105,108   250,000   118,894   118,894   250,000
55    20   2,600   90,270   118,007   118,007   250,000   133,824   133,824   250,000
56    21   2,600   97,514   132,283   132,283   250,000   150,366   150,366   250,000
57    22   2,600  105,119   148,105   148,105   250,000   168,667   168,667   250,000
58    23   2,600  113,105   165,663   165,663   250,000   188,911   188,911   268,254
59    24   2,600  121,490   185,177   185,177   255,544   211,274   211,274   291,558
60    25   2,600  130,295   206,777   206,777   277,081   235,976   235,976   316,208
61    26   2,600  139,540   230,620   230,620   299,806   263,267   263,267   342,247
62    27   2,600  149,247   256,909   256,909   328,843   293,405   293,405   375,559
63    28   2,600  159,439   285,883   285,883   360,213   326,689   326,689   411,628
64    29   2,600  170,141   317,809   317,809   394,083   363,449   363,449   450,677
65    30   2,600  181,378   352,990   352,990   430,648   404,051   404,051   492,942
66    31   2,600  193,177   391,766   391,766   470,120   448,899   448,899   538,678
67    32   2,600  205,566   434,452   434,452   516,998   498,419   498,419   593,119
68    33   2,600  218,574   481,449   481,449   568,110   553,097   553,097   652,655
69    34   2,600  232,233   533,202   533,202   623,846   613,470   613,470   717,760
70    35   2,600  246,574   590,192   590,192   684,623   680,131   680,131   788,952
71    36   2,600  261,633   652,943   652,943   750,884   753,731   753,731   866,791
72    37   2,600  277,445   722,188   722,188   816,073   835,051   835,051   943,608
73    38   2,600  294,047   798,640   798,640   886,491   924,915   924,915 1,026,656
74    39   2,600  311,479   883,108   883,108   962,588 1,024,247 1,024,247 1,116,429
75    40   2,600  329,783   976,541   976,541 1,044,899 1,134,078 1,134,078 1,213,463
76    41   2,600  349,003 1,080,061 1,080,061 1,134,064 1,255,568 1,255,568 1,318,346
77    42   2,600  369,183 1,193,989 1,193,989 1,253,688 1,389,701 1,389,701 1,459,186
78    43   2,600  390,372 1,319,323 1,319,323 1,385,289 1,537,769 1,537,769 1,614,658
79    44   2,600  412,620 1,457,134 1,457,134 1,529,991 1,701,190 1,701,190 1,786,250
80    45   2,600  435,981 1,608,591 1,608,591 1,689,021 1,881,520 1,881,520 1,975,596
81    46   2,600  460,510 1,774,911 1,774,911 1,863,656 2,080,466 2,080,466 2,184,490

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JANE DOE          ISSUE AGE:               35
                                           GENDER:                  FEMALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $2,600.00
                                           PAYMENT MODE:            ANNUAL
GROSS INVESTMENT RATE:   12.00%            NET INVESTMENT RATE:     10.98%

                                   Guaranteed Charges                Current Charges
                            -------------------------------- --------------------------------
                   Premium                Cash                             Cash
           Paid   Accum at    Accum       Surr      Death      Accum       Surr      Death
Age  Year Premium    5%       Value      Value     Benefit     Value      Value     Benefit
---  ---- ------- --------- ---------- ---------- ---------- ---------- ---------- ----------
 82   47   2,600    486,266  1,957,401  1,957,401  2,055,271  2,299,903  2,299,903  2,414,899
 83   48   2,600    513,309  2,157,413  2,157,413  2,265,284  2,541,885  2,541,885  2,668,979
 84   49   2,600    541,705  2,376,366  2,376,366  2,495,184  2,808,663  2,808,663  2,949,096
 85   50   2,600    571,520  2,615,781  2,615,781  2,746,570  3,102,702  3,102,702  3,257,837
 86   51   2,600    602,826  2,877,238  2,877,238  3,021,099  3,426,701  3,426,701  3,598,037
 87   52   2,600    635,697  3,162,438  3,162,438  3,320,560  3,783,613  3,783,613  3,972,793
 88   53   2,600    670,212  3,473,124  3,473,124  3,646,780  4,176,663  4,176,663  4,385,497
 89   54   2,600    706,453  3,811,167  3,811,167  4,001,725  4,609,380  4,609,380  4,839,849
 90   55   2,600    744,505  4,178,443  4,178,443  4,387,365  5,085,612  5,085,612  5,339,892
 91   56   2,600    784,461  4,576,874  4,576,874  4,805,718  5,609,560  5,609,560  5,890,038
 92   57   2,600    826,414  5,018,975  5,018,975  5,219,734  6,189,298  6,189,298  6,436,870
 93   58   2,600    870,464  5,511,794  5,511,794  5,677,147  6,831,550  6,831,550  7,036,496
 94   59   2,600    916,718  6,063,990  6,063,990  6,185,270  7,544,032  7,544,032  7,694,913
 95   60   2,600    965,284  6,686,453  6,686,453  6,753,318  8,335,630  8,335,630  8,418,986
 96   61   2,600  1,016,278  7,393,656  7,393,656  7,393,656  9,216,608  9,216,608  9,216,608
 97   62   2,600  1,069,822  8,175,378  8,175,378  8,175,378 10,190,416 10,190,416 10,190,416
 98   63   2,600  1,126,043  9,039,470  9,039,470  9,039,470 11,266,834 11,266,834 11,266,834
 99   64   2,600  1,185,075  9,994,612  9,994,612  9,994,612 12,456,676 12,456,676 12,456,676
100   65   2,600  1,247,059 11,050,399 11,050,399 11,050,399 13,771,893 13,771,893 13,771,893
101   66       0  1,309,411 11,381,808 11,381,808 11,381,808 14,184,946 14,184,946 14,184,946
102   67       0  1,374,882 11,723,262 11,723,262 11,723,262 14,610,495 14,610,495 14,610,495
103   68       0  1,443,626 12,074,960 12,074,960 12,074,960 15,048,810 15,048,810 15,048,810
104   69       0  1,515,807 12,437,209 12,437,209 12,437,209 15,500,274 15,500,274 15,500,274
105   70       0  1,591,598 12,810,325 12,810,325 12,810,325 15,965,282 15,965,282 15,965,282

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JOHN DOE          ISSUE AGE:               45
                                           GENDER:                  MALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $4,800.00
                                           PAYMENT MODE:            ANNUAL
GROSS INVESTMENT RATE:   0.00%             NET INVESTMENT RATE:     -1.02%

                           Guaranteed Charges      Current Charges
                          --------------------- ---------------------
                  Premium         Cash                  Cash
           Paid    Accum  Accum   Surr   Death  Accum   Surr   Death
Age  Year Premium  at 5%  Value  Value  Benefit Value  Value  Benefit
---  ---- ------- ------- ------ ------ ------- ------ ------ -------
46     1   4,800    5,040  2,555      0 250,000  3,171      0 250,000
47     2   4,800   10,332  6,027      0 250,000  7,187    437 250,000
48     3   4,800   15,889  9,393  2,643 250,000 11,014  4,264 250,000
49     4   4,800   21,723 12,628  5,878 250,000 14,692  7,942 250,000
50     5   4,800   27,849 15,736  8,986 250,000 18,237 11,487 250,000
51     6   4,800   34,282 18,722 12,647 250,000 21,659 15,584 250,000
52     7   4,800   41,036 21,560 16,160 250,000 24,965 19,565 250,000
53     8   4,800   48,128 24,257 19,532 250,000 28,179 23,454 250,000
54     9   4,800   55,574 26,789 22,739 250,000 31,295 27,245 250,000
55    10   4,800   63,393 29,162 25,787 250,000 34,357 30,982 250,000
56    11   4,800   71,602 31,468 28,768 250,000 37,443 34,743 250,000
57    12   4,800   80,222 33,579 31,554 250,000 40,433 38,408 250,000
58    13   4,800   89,273 35,499 34,149 250,000 43,331 41,981 250,000
59    14   4,800   98,777 37,209 36,534 250,000 46,138 45,463 250,000
60    15   4,800  108,756 38,686 38,686 250,000 48,857 48,857 250,000
61    16   4,800  119,234 39,934 39,934 250,000 51,491 51,491 250,000
62    17   4,800  130,235 40,908 40,908 250,000 54,042 54,042 250,000
63    18   4,800  141,787 41,560 41,560 250,000 56,512 56,512 250,000
64    19   4,800  153,917 41,867 41,867 250,000 58,903 58,903 250,000
65    20   4,800  166,652 41,780 41,780 250,000 61,218 61,218 250,000
66    21   4,800  180,025 41,271 41,271 250,000 63,459 63,459 250,000
67    22   4,800  194,066 40,288 40,288 250,000 65,553 65,553 250,000
68    23   4,800  208,810 38,769 38,769 250,000 67,491 67,491 250,000
69    24   4,800  224,290 36,677 36,677 250,000 69,263 69,263 250,000
70    25   4,800  240,545 33,940 33,940 250,000 70,856 70,856 250,000
71    26   4,800  257,612 30,454 30,454 250,000 72,260 72,260 250,000
72    27   4,800  275,532 25,942 25,942 250,000 73,463 73,463 250,000
73    28   4,800  294,349 20,476 20,476 250,000 74,454 74,454 250,000
74    29   4,800  314,106 13,706 13,706 250,000 75,218 75,218 250,000
75    30   4,800  334,852  5,377  5,377 250,000 75,736 75,736 250,000
76    31   4,800  356,634                       75,982 75,982 250,000
77    32   4,800  379,506                       75,926 75,926 250,000
78    33   4,800  403,521                       75,534 75,534 250,000
79    34   4,800  428,737                       74,771 74,771 250,000
80    35   4,800  455,214                       73,594 73,594 250,000
81    36   4,800  483,015                       71,961 71,961 250,000
82    37   4,800  512,206                       69,823 69,823 250,000
83    38   4,800  542,856                       67,129 67,129 250,000
84    39   4,800  575,039                       63,819 63,819 250,000
85    40   4,800  608,831                       59,799 59,799 250,000
86    41   4,800  644,312                       54,961 54,961 250,000
87    42   4,800  681,568                       49,177 49,177 250,000
88    43   4,800  720,686                       42,300 42,300 250,000
89    44   4,800  761,761                       34,155 34,155 250,000
90    45   4,800  804,889                       24,548 24,548 250,000
91    46   4,800  850,173                       13,268 13,268 250,000
92    47   4,800  897,722                           58     58 250,000

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JANE DOE          ISSUE AGE:               45
                                           GENDER:                  FEMALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $4,100.00
                                           PAYMENT MODE:            ANNUAL
GROSS INVESTMENT RATE:   0.00%             NET INVESTMENT RATE:     -1.02%

                           Guaranteed Charges      Current Charges
                          --------------------- ---------------------
                  Premium         Cash                  Cash
           Paid    Accum  Accum   Surr   Death  Accum   Surr   Death
Age  Year Premium  at 5%  Value  Value  Benefit Value  Value  Benefit
---  ---- ------- ------- ------ ------ ------- ------ ------ -------
46     1   4,100    4,305  1,993      0 250,000  2,532      0 250,000
47     2   4,100    8,825  4,910      0 250,000  5,947    697 250,000
48     3   4,100   13,572  7,756  2,506 250,000  9,228  3,978 250,000
49     4   4,100   18,555 10,504  5,254 250,000 12,378  7,128 250,000
50     5   4,100   23,788 13,130  7,880 250,000 15,400 10,150 250,000
51     6   4,100   29,282 15,664 10,939 250,000 18,295 13,570 250,000
52     7   4,100   35,051 18,081 13,881 250,000 21,069 16,869 250,000
53     8   4,100   41,109 20,412 16,737 250,000 23,743 20,068 250,000
54     9   4,100   47,469 22,605 19,455 250,000 26,320 23,170 250,000
55    10   4,100   54,148 24,691 22,066 250,000 28,851 26,226 250,000
56    11   4,100   61,160 26,742 24,642 250,000 31,443 29,343 250,000
57    12   4,100   68,523 28,671 27,096 250,000 33,992 32,417 250,000
58    13   4,100   76,254 30,481 29,431 250,000 36,500 35,450 250,000
59    14   4,100   84,372 32,200 31,675 250,000 38,967 38,442 250,000
60    15   4,100   92,896 33,805 33,805 250,000 41,395 41,395 250,000
61    16   4,100  101,846 35,272 35,272 250,000 43,783 43,783 250,000
62    17   4,100  111,243 36,604 36,604 250,000 46,132 46,132 250,000
63    18   4,100  121,110 37,753 37,753 250,000 48,444 48,444 250,000
64    19   4,100  131,470 38,671 38,671 250,000 50,718 50,718 250,000
65    20   4,100  142,349 39,336 39,336 250,000 52,957 52,957 250,000
66    21   4,100  153,771 39,725 39,725 250,000 55,159 55,159 250,000
67    22   4,100  165,765 39,815 39,815 250,000 57,273 57,273 250,000
68    23   4,100  178,358 39,605 39,605 250,000 59,295 59,295 250,000
69    24   4,100  191,581 39,094 39,094 250,000 61,219 61,219 250,000
70    25   4,100  205,465 38,255 38,255 250,000 63,040 63,040 250,000
71    26   4,100  220,043 37,033 37,033 250,000 64,751 64,751 250,000
72    27   4,100  235,351 35,345 35,345 250,000 66,339 66,339 250,000
73    28   4,100  251,423 33,075 33,075 250,000 67,791 67,791 250,000
74    29   4,100  268,299 30,075 30,075 250,000 69,088 69,088 250,000
75    30   4,100  286,019 26,182 26,182 250,000 70,211 70,211 250,000
76    31   4,100  304,625 21,240 21,240 250,000 71,135 71,135 250,000
77    32   4,100  324,162 15,071 15,071 250,000 71,832 71,832 250,000
78    33   4,100  344,675  7,522  7,522 250,000 72,271 72,271 250,000
79    34   4,100  366,213                       72,418 72,418 250,000
80    35   4,100  388,829                       72,233 72,233 250,000
81    36   4,100  412,575                       71,680 71,680 250,000
82    37   4,100  437,509                       70,715 70,715 250,000
83    38   4,100  463,690                       69,292 69,292 250,000
84    39   4,100  491,179                       67,362 67,362 250,000
85    40   4,100  520,043                       64,866 64,866 250,000
86    41   4,100  550,350                       61,741 61,741 250,000
87    42   4,100  582,173                       57,913 57,913 250,000
88    43   4,100  615,586                       53,296 53,296 250,000
89    44   4,100  650,671                       47,791 47,791 250,000
90    45   4,100  687,509                       41,281 41,281 250,000
91    46   4,100  726,190                       33,629 33,629 250,000
92    47   4,100  766,804                       24,673 24,673 250,000
93    48   4,100  809,449                       14,217 14,217 250,000
94    49   4,100  854,227                        2,028  2,028 250,000

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JOHN DOE          ISSUE AGE:               45
                                           GENDER:                  MALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $4,800.00
                                           PAYMENT MODE:            ANNUAL
GROSS INVESTMENT RATE:   6.00%             NET INVESTMENT RATE:     4.98%

                            Guaranteed Charges        Current Charges
                          ----------------------- -----------------------
                  Premium          Cash                    Cash
           Paid    Accum   Accum   Surr    Death   Accum   Surr    Death
Age  Year Premium  at 5%   Value   Value  Benefit  Value   Value  Benefit
---  ---- ------- ------- ------- ------- ------- ------- ------- -------
46     1   4,800    5,040   2,763       0 250,000   3,399       0 250,000
47     2   4,800   10,332   6,637       0 250,000   7,871   1,121 250,000
48     3   4,800   15,889  10,629   3,879 250,000  12,411   5,661 250,000
49     4   4,800   21,723  14,718   7,968 250,000  17,058  10,308 250,000
50     5   4,800   27,849  18,911  12,161 250,000  21,834  15,084 250,000
51     6   4,800   34,282  23,217  17,142 250,000  26,752  20,677 250,000
52     7   4,800   41,036  27,616  22,216 250,000  31,825  26,425 250,000
53     8   4,800   48,128  32,117  27,392 250,000  37,084  32,359 250,000
54     9   4,800   55,574  36,703  32,653 250,000  42,531  38,481 250,000
55    10   4,800   63,393  41,385  38,010 250,000  48,216  44,841 250,000
56    11   4,800   71,602  46,312  43,612 250,000  54,291  51,591 250,000
57    12   4,800   80,222  51,332  49,307 250,000  60,607  58,582 250,000
58    13   4,800   89,273  56,459  55,109 250,000  67,181  65,831 250,000
59    14   4,800   98,777  61,685  61,010 250,000  74,030  73,355 250,000
60    15   4,800  108,756  67,002  67,002 250,000  81,172  81,172 250,000
61    16   4,800  119,234  72,428  72,428 250,000  88,627  88,627 250,000
62    17   4,800  130,235  77,939  77,939 250,000  96,416  96,416 250,000
63    18   4,800  141,787  83,513  83,513 250,000 104,560 104,560 250,000
64    19   4,800  153,917  89,152  89,152 250,000 113,083 113,083 250,000
65    20   4,800  166,652  94,841  94,841 250,000 122,011 122,011 250,000
66    21   4,800  180,025 100,588 100,588 250,000 131,371 131,371 250,000
67    22   4,800  194,066 106,385 106,385 250,000 141,144 141,144 250,000
68    23   4,800  208,810 112,228 112,228 250,000 151,360 151,360 250,000
69    24   4,800  224,290 118,135 118,135 250,000 162,052 162,052 250,000
70    25   4,800  240,545 124,111 124,111 250,000 173,258 173,258 250,000
71    26   4,800  257,612 130,152 130,152 250,000 185,023 185,023 250,000
72    27   4,800  275,532 136,176 136,176 250,000 197,399 197,399 250,000
73    28   4,800  294,349 142,304 142,304 250,000 210,448 210,448 250,000
74    29   4,800  314,106 148,463 148,463 250,000 224,239 224,239 250,000
75    30   4,800  334,852 154,660 154,660 250,000 238,833 238,833 255,551
76    31   4,800  356,634 160,937 160,937 250,000 254,165 254,165 266,873
77    32   4,800  379,506 167,338 167,338 250,000 270,158 270,158 283,666
78    33   4,800  403,521 173,933 173,933 250,000 286,836 286,836 301,177
79    34   4,800  428,737 180,833 180,833 250,000 304,222 304,222 319,434
80    35   4,800  455,214 188,144 188,144 250,000 322,343 322,343 338,460
81    36   4,800  483,015 195,990 195,990 250,000 341,222 341,222 358,283
82    37   4,800  512,206 204,542 204,542 250,000 360,885 360,885 378,929
83    38   4,800  542,856 214,029 214,029 250,000 381,357 381,357 400,425
84    39   4,800  575,039 224,783 224,783 250,000 402,665 402,665 422,798
85    40   4,800  608,831 237,281 237,281 250,000 424,831 424,831 446,073
86    41   4,800  644,312 250,869 250,869 263,412 447,878 447,878 470,272
87    42   4,800  681,568 264,785 264,785 278,024 471,828 471,828 495,419
88    43   4,800  720,686 279,016 279,016 292,966 496,700 496,700 521,535
89    44   4,800  761,761 293,549 293,549 308,226 522,516 522,516 548,641
90    45   4,800  804,889 308,366 308,366 323,785 549,294 549,294 576,759
91    46   4,800  850,173 323,450 323,450 339,623 577,058 577,058 605,911

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JOHN DOE          ISSUE AGE:               45
                                           GENDER:                  MALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $4,800.00
                                           PAYMENT MODE:            ANNUAL
GROSS INVESTMENT RATE:   6.00%             NET INVESTMENT RATE:     4.98%

                              Guaranteed Charges           Current Charges
                            ----------------------- -----------------------------
                   Premium           Cash
           Paid   Accum at   Accum   Surr    Death    Accum   Cash Surr   Death
Age  Year Premium    5%      Value   Value  Benefit   Value     Value    Benefit
---  ---- ------- --------- ------- ------- ------- --------- --------- ---------
 92   47   4,800    897,722 339,586 339,586 353,169   606,272   606,272   630,522
 93   48   4,800    947,648 356,966 356,966 367,675   637,088   637,088   656,201
 94   49   4,800  1,000,070 375,820 375,820 383,337   669,684   669,684   683,078
 95   50   4,800  1,055,114 396,426 396,426 400,391   704,261   704,261   711,304
 96   51   4,800  1,112,910 419,176 419,176 419,176   741,051   741,051   741,051
 97   52   4,800  1,173,595 442,964 442,964 442,964   779,519   779,519   779,519
 98   53   4,800  1,237,315 467,836 467,836 467,836   819,742   819,742   819,742
 99   54   4,800  1,304,221 493,843 493,843 493,843   861,799   861,799   861,799
100   55   4,800  1,374,472 521,036 521,036 521,036   905,774   905,774   905,774
101   56       0  1,443,195 536,564 536,564 536,564   932,844   932,844   932,844
102   57       0  1,515,355 552,661 552,661 552,661   960,829   960,829   960,829
103   58       0  1,591,123 569,240 569,240 569,240   989,654   989,654   989,654
104   59       0  1,670,679 586,318 586,318 586,318 1,019,344 1,019,344 1,019,344
105   60       0  1,754,213 603,907 603,907 603,907 1,049,924 1,049,924 1,049,924

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JANE DOE          ISSUE AGE:               45
                                           GENDER:                  FEMALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $4,100.00
                                           PAYMENT MODE:            ANNUAL
GROSS INVESTMENT RATE:   6.00%             NET INVESTMENT RATE:     4.98%

                            Guaranteed Charges        Current Charges
                          ----------------------- -----------------------
                  Premium          Cash                    Cash
           Paid    Accum   Accum   Surr    Death   Accum   Surr    Death
Age  Year Premium  at 5%   Value   Value  Benefit  Value   Value  Benefit
---  ---- ------- ------- ------- ------- ------- ------- ------- -------
46     1   4,100    4,305   2,165       0 250,000   2,721       0 250,000
47     2   4,100    8,825   5,411     161 250,000   6,515   1,265 250,000
48     3   4,100   13,572   8,775   3,525 250,000  10,392   5,142 250,000
49     4   4,100   18,555  12,234   6,984 250,000  14,357   9,107 250,000
50     5   4,100   23,788  15,765  10,515 250,000  18,417  13,167 250,000
51     6   4,100   29,282  19,401  14,676 250,000  22,574  17,849 250,000
52     7   4,100   35,051  23,123  18,923 250,000  26,840  22,640 250,000
53     8   4,100   41,109  26,963  23,288 250,000  31,237  27,562 250,000
54     9   4,100   47,469  30,876  27,726 250,000  35,775  32,625 250,000
55    10   4,100   54,148  34,896  32,271 250,000  40,511  37,886 250,000
56    11   4,100   61,160  39,143  37,043 250,000  45,608  43,508 250,000
57    12   4,100   68,523  43,509  41,934 250,000  50,943  49,368 250,000
58    13   4,100   76,254  48,005  46,955 250,000  56,528  55,478 250,000
59    14   4,100   84,372  52,666  52,141 250,000  62,375  61,850 250,000
60    15   4,100   92,896  57,481  57,481 250,000  68,499  68,499 250,000
61    16   4,100  101,846  62,439  62,439 250,000  74,914  74,914 250,000
62    17   4,100  111,243  67,554  67,554 250,000  81,635  81,635 250,000
63    18   4,100  121,110  72,799  72,799 250,000  88,678  88,678 250,000
64    19   4,100  131,470  78,145  78,145 250,000  96,061  96,061 250,000
65    20   4,100  142,349  83,590  83,590 250,000 103,802 103,802 250,000
66    21   4,100  153,771  89,134  89,134 250,000 111,918 111,918 250,000
67    22   4,100  165,765  94,778  94,778 250,000 120,393 120,393 250,000
68    23   4,100  178,358 100,545 100,545 250,000 129,246 129,246 250,000
69    24   4,100  191,581 106,460 106,460 250,000 138,499 138,499 250,000
70    25   4,100  205,465 112,532 112,532 250,000 148,176 148,176 250,000
71    26   4,100  220,043 118,759 118,759 250,000 158,301 158,301 250,000
72    27   4,100  235,351 125,128 125,128 250,000 168,902 168,902 250,000
73    28   4,100  251,423 131,617 131,617 250,000 180,010 180,010 250,000
74    29   4,100  268,299 138,201 138,201 250,000 191,662 191,662 250,000
75    30   4,100  286,019 144,863 144,863 250,000 203,898 203,898 250,000
76    31   4,100  304,625 151,614 151,614 250,000 216,769 216,769 250,000
77    32   4,100  324,162 158,476 158,476 250,000 230,336 230,336 250,000
78    33   4,100  344,675 165,505 165,505 250,000 244,647 244,647 256,879
79    34   4,100  366,213 172,753 172,753 250,000 259,592 259,592 272,571
80    35   4,100  388,829 180,298 180,298 250,000 275,181 275,181 288,940
81    36   4,100  412,575 188,202 188,202 250,000 291,436 291,436 306,008
82    37   4,100  437,509 196,570 196,570 250,000 308,382 308,382 323,801
83    38   4,100  463,690 205,531 205,531 250,000 326,041 326,041 342,343
84    39   4,100  491,179 215,283 215,283 250,000 344,436 344,436 361,657
85    40   4,100  520,043 226,124 226,124 250,000 363,590 363,590 381,770
86    41   4,100  550,350 238,475 238,475 250,399 383,528 383,528 402,704
87    42   4,100  582,173 251,689 251,689 264,274 404,272 404,272 424,485
88    43   4,100  615,586 265,224 265,224 278,485 425,845 425,845 447,138
89    44   4,100  650,671 279,061 279,061 293,014 448,272 448,272 470,685
90    45   4,100  687,509 293,175 293,175 307,834 471,574 471,574 495,152
91    46   4,100  726,190 307,535 307,535 322,912 495,773 495,773 520,562

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JANE DOE          ISSUE AGE:               45
                                           GENDER:                  FEMALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $4,100.00
                                           PAYMENT MODE:            ANNUAL
GROSS INVESTMENT RATE:   6.00%             NET INVESTMENT RATE:     4.98%

                              Guaranteed Charges        Current Charges
                            ----------------------- -----------------------
                   Premium           Cash                    Cash
           Paid   Accum at   Accum   Surr    Death   Accum   Surr    Death
Age  Year Premium    5%      Value   Value  Benefit  Value   Value  Benefit
---  ---- ------- --------- ------- ------- ------- ------- ------- -------
 92   47   4,100    766,804 322,787 322,787 335,699 521,186 521,186 542,033
 93   48   4,100    809,449 339,108 339,108 349,282 547,928 547,928 564,366
 94   49   4,100    854,227 356,717 356,717 363,851 576,134 576,134 587,656
 95   50   4,100    901,243 375,889 375,889 379,648 605,956 605,956 612,015
 96   51   4,100    950,610 397,012 397,012 397,012 637,572 637,572 637,572
 97   52   4,100  1,002,446 419,099 419,099 419,099 670,631 670,631 670,631
 98   53   4,100  1,056,873 442,193 442,193 442,193 705,197 705,197 705,197
 99   54   4,100  1,114,022 466,340 466,340 466,340 741,340 741,340 741,340
100   55   4,100  1,174,028 491,589 491,589 491,589 779,131 779,131 779,131
101   56       0  1,232,729 506,233 506,233 506,233 802,402 802,402 802,402
102   57       0  1,294,366 521,420 521,420 521,420 826,475 826,475 826,475
103   58       0  1,359,084 537,063 537,063 537,063 851,269 851,269 851,269
104   59       0  1,427,038 553,175 553,175 553,175 876,807 876,807 876,807
105   60       0  1,498,390 569,770 569,770 569,770 903,111 903,111 903,111

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JOHN DOE          ISSUE AGE:               45
                                           GENDER:                  MALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $4,800.00
                                           PAYMENT MODE:            ANNUAL
GROSS INVESTMENT RATE:   12.00%            NET INVESTMENT RATE:     10.98%

                               Guaranteed Charges              Current Charges
                          ----------------------------- -----------------------------
                           Premium
     Paid          Accum    Accum   Cash Surr   Death     Accum   Cash Surr   Death
Age  Year Premium  at 5%    Value     Value    Benefit    Value     Value    Benefit
---  ---- ------- ------- --------- --------- --------- --------- --------- ---------
46     1   4,800    5,040     2,973         0   250,000     3,628         0   250,000
47     2   4,800   10,332     7,274       524   250,000     8,584     1,834   250,000
48     3   4,800   15,889    11,968     5,218   250,000    13,920     7,170   250,000
49     4   4,800   21,723    17,070    10,320   250,000    19,716    12,966   250,000
50     5   4,800   27,849    22,628    15,878   250,000    26,036    19,286   250,000
51     6   4,800   34,282    28,692    22,617   250,000    32,943    26,868   250,000
52     7   4,800   41,036    35,296    29,896   250,000    40,508    35,108   250,000
53     8   4,800   48,128    42,503    37,778   250,000    48,824    44,099   250,000
54     9   4,800   55,574    50,361    46,311   250,000    57,965    53,915   250,000
55    10   4,800   63,393    58,951    55,576   250,000    68,061    64,686   250,000
56    11   4,800   71,602    68,582    65,882   250,000    79,444    76,744   250,000
57    12   4,800   80,222    79,155    77,130   250,000    92,023    89,998   250,000
58    13   4,800   89,273    90,799    89,449   250,000   105,939   104,589   250,000
59    14   4,800   98,777   103,639   102,964   250,000   121,346   120,671   250,000
60    15   4,800  108,756   117,823   117,823   250,000   138,421   138,421   250,000
61    16   4,800  119,234   133,542   133,542   250,000   157,361   157,361   250,000
62    17   4,800  130,235   150,989   150,989   250,000   178,384   178,384   250,000
63    18   4,800  141,787   170,399   170,399   250,000   201,738   201,738   254,190
64    19   4,800  153,917   192,067   192,067   250,000   227,582   227,582   282,202
65    20   4,800  166,652   216,277   216,277   263,858   256,121   256,121   312,467
66    21   4,800  180,025   242,975   242,975   291,570   287,640   287,640   345,169
67    22   4,800  194,066   272,301   272,301   324,038   322,412   322,412   383,670
68    23   4,800  208,810   304,507   304,507   359,318   360,767   360,767   425,705
69    24   4,800  224,290   339,875   339,875   397,654   403,073   403,073   471,595
70    25   4,800  240,545   378,715   378,715   439,310   449,736   449,736   521,693
71    26   4,800  257,612   421,360   421,360   484,564   501,203   501,203   576,384
72    27   4,800  275,532   468,315   468,315   529,196   558,042   558,042   630,587
73    28   4,800  294,349   520,149   520,149   577,365   620,841   620,841   689,133
74    29   4,800  314,106   577,413   577,413   629,380   690,260   690,260   752,383
75    30   4,800  334,852   640,803   640,803   685,660   767,044   767,044   820,737
76    31   4,800  356,634   711,160   711,160   746,718   852,034   852,034   894,636
77    32   4,800  379,506   788,450   788,450   827,872   945,811   945,811   993,102
78    33   4,800  403,521   873,311   873,311   916,977 1,049,265 1,049,265 1,101,728
79    34   4,800  428,737   966,447   966,447 1,014,769 1,163,371 1,163,371 1,221,539
80    35   4,800  455,214 1,068,598 1,068,598 1,122,028 1,289,199 1,289,199 1,353,659
81    36   4,800  483,015 1,180,546 1,180,546 1,239,573 1,427,922 1,427,922 1,499,319
82    37   4,800  512,206 1,303,120 1,303,120 1,368,275 1,580,829 1,580,829 1,659,870
83    38   4,800  542,856 1,437,176 1,437,176 1,509,035 1,749,329 1,749,329 1,836,795
84    39   4,800  575,039 1,583,616 1,583,616 1,662,796 1,934,968 1,934,968 2,031,716
85    40   4,800  608,831 1,743,377 1,743,377 1,830,546 2,139,423 2,139,423 2,246,394
86    41   4,800  644,312 1,917,471 1,917,471 2,013,345 2,364,523 2,364,523 2,482,749
87    42   4,800  681,568 2,106,993 2,106,993 2,212,343 2,612,261 2,612,261 2,742,875
88    43   4,800  720,686 2,313,096 2,313,096 2,428,751 2,884,811 2,884,811 3,029,052
89    44   4,800  761,761 2,537,038 2,537,038 2,663,890 3,184,535 3,184,535 3,343,761
90    45   4,800  804,889 2,780,099 2,780,099 2,919,104 3,514,014 3,514,014 3,689,715
91    46   4,800  850,173 3,043,638 3,043,638 3,195,820 3,876,074 3,876,074 4,069,878

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JOHN DOE          ISSUE AGE:               45
                                           GENDER:                  MALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $4,800.00
                                           PAYMENT MODE:            ANNUAL
GROSS INVESTMENT RATE:   12.00%            NET INVESTMENT RATE:     10.98%

                                 Guaranteed Charges               Current Charges
                            ----------------------------- --------------------------------
                   Premium                                              Cash
           Paid   Accum at    Accum   Cash Surr   Death     Accum       Surr      Death
Age  Year Premium    5%       Value     Value    Benefit    Value      Value     Benefit
---  ---- ------- --------- --------- --------- --------- ---------- ---------- ----------
 92   47   4,800    897,722 3,337,002 3,337,002 3,470,482  4,276,916  4,276,916  4,447,992
 93   48   4,800    947,648 3,665,049 3,665,049 3,775,000  4,721,368  4,721,368  4,863,009
 94   49   4,800  1,000,070 4,033,687 4,033,687 4,114,361  5,214,998  5,214,998  5,319,298
 95   50   4,800  1,055,114 4,450,146 4,450,146 4,494,647  5,764,241  5,764,241  5,821,883
 96   51   4,800  1,112,910 4,923,999 4,923,999 4,923,999  6,376,562  6,376,562  6,376,562
 97   52   4,800  1,173,595 5,447,783 5,447,783 5,447,783  7,053,403  7,053,403  7,053,403
 98   53   4,800  1,237,315 6,026,758 6,026,758 6,026,758  7,801,564  7,801,564  7,801,564
 99   54   4,800  1,304,221 6,666,740 6,666,740 6,666,740  8,628,559  8,628,559  8,628,559
100   55   4,800  1,374,472 7,374,158 7,374,158 7,374,158  9,542,695  9,542,695  9,542,695
101   56       0  1,443,195 7,595,279 7,595,279 7,595,279  9,828,873  9,828,873  9,828,873
102   57       0  1,515,355 7,823,138 7,823,138 7,823,138 10,123,739 10,123,739 10,123,739
103   58       0  1,591,123 8,057,832 8,057,832 8,057,832 10,427,452 10,427,452 10,427,452
104   59       0  1,670,679 8,299,567 8,299,567 8,299,567 10,740,275 10,740,275 10,740,275
105   60       0  1,754,213 8,548,554 8,548,554 8,548,554 11,062,483 11,062,483 11,062,483

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JANE DOE          ISSUE AGE:               45
                                           GENDER:                  FEMALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $4,100.00
                                           PAYMENT MODE:            ANNUAL
GROSS INVESTMENT RATE:   12.00%            NET INVESTMENT RATE:     10.98%

                               Guaranteed Charges              Current Charges
                          ----------------------------- -----------------------------
                  Premium
           Paid    Accum    Accum   Cash Surr   Death     Accum   Cash Surr   Death
Age  Year Premium  at 5%    Value     Value    Benefit    Value     Value    Benefit
---  ---- ------- ------- --------- --------- --------- --------- --------- ---------
46     1   4,100    4,305     2,337         0   250,000     2,911         0   250,000
47     2   4,100    8,825     5,935       685   250,000     7,106     1,856   250,000
48     3   4,100   13,572     9,880     4,630   250,000    11,649     6,399   250,000
49     4   4,100   18,555    14,180     8,930   250,000    16,579    11,329   250,000
50     5   4,100   23,788    18,846    13,596   250,000    21,939    16,689   250,000
51     6   4,100   29,282    23,949    19,224   250,000    27,772    23,047   250,000
52     7   4,100   35,051    29,508    25,308   250,000    34,135    29,935   250,000
53     8   4,100   41,109    35,606    31,931   250,000    41,106    37,431   250,000
54     9   4,100   47,469    42,248    39,098   250,000    48,751    45,601   250,000
55    10   4,100   54,148    49,527    46,902   250,000    57,193    54,568   250,000
56    11   4,100   61,160    57,695    55,595   250,000    66,744    64,644   250,000
57    12   4,100   68,523    66,685    65,110   250,000    77,326    75,751   250,000
58    13   4,100   76,254    76,598    75,548   250,000    89,052    88,002   250,000
59    14   4,100   84,372    87,569    87,044   250,000   102,050   101,525   250,000
60    15   4,100   92,896    99,709    99,709   250,000   116,461   116,461   250,000
61    16   4,100  101,846   113,143   113,143   250,000   132,440   132,440   250,000
62    17   4,100  111,243   128,039   128,039   250,000   150,163   150,163   250,000
63    18   4,100  121,110   144,555   144,555   250,000   169,823   169,823   250,000
64    19   4,100  131,470   162,885   162,885   250,000   191,636   191,636   250,000
65    20   4,100  142,349   183,275   183,275   250,000   215,829   215,829   263,311
66    21   4,100  153,771   206,013   206,013   250,000   242,578   242,578   291,093
67    22   4,100  165,765   231,269   231,269   275,210   272,114   272,114   323,816
68    23   4,100  178,358   259,078   259,078   305,712   304,727   304,727   359,578
69    24   4,100  191,581   289,703   289,703   338,952   340,738   340,738   398,663
70    25   4,100  205,465   323,429   323,429   375,178   380,499   380,499   441,379
71    26   4,100  220,043   360,567   360,567   414,652   424,400   424,400   488,060
72    27   4,100  235,351   401,544   401,544   453,745   472,904   472,904   534,382
73    28   4,100  251,423   446,782   446,782   495,928   526,504   526,504   584,419
74    29   4,100  268,299   496,756   496,756   541,464   585,748   585,748   638,466
75    30   4,100  286,019   552,027   552,027   590,669   651,252   651,252   696,840
76    31   4,100  304,625   613,253   613,253   643,916   723,706   723,706   759,891
77    32   4,100  324,162   680,641   680,641   714,673   803,702   803,702   843,887
78    33   4,100  344,675   754,782   754,782   792,521   892,010   892,010   936,611
79    34   4,100  366,213   836,311   836,311   878,127   989,477   989,477 1,038,951
80    35   4,100  388,829   925,921   925,921   972,217 1,097,031 1,097,031 1,151,882
81    36   4,100  412,575 1,024,332 1,024,332 1,075,549 1,215,691 1,215,691 1,276,475
82    37   4,100  437,509 1,132,322 1,132,322 1,188,939 1,346,575 1,346,575 1,413,904
83    38   4,100  463,690 1,250,692 1,250,692 1,313,227 1,490,909 1,490,909 1,565,455
84    39   4,100  491,179 1,380,286 1,380,286 1,449,300 1,650,037 1,650,037 1,732,539
85    40   4,100  520,043 1,522,005 1,522,005 1,598,105 1,825,430 1,825,430 1,916,702
86    41   4,100  550,350 1,676,788 1,676,788 1,760,627 2,018,698 2,018,698 2,119,633
87    42   4,100  582,173 1,845,645 1,845,645 1,937,927 2,231,602 2,231,602 2,343,182
88    43   4,100  615,586 2,029,611 2,029,611 2,131,091 2,466,069 2,466,069 2,589,372
89    44   4,100  650,671 2,229,796 2,229,796 2,341,286 2,724,202 2,724,202 2,860,412
90    45   4,100  687,509 2,447,315 2,447,315 2,569,681 3,008,299 3,008,299 3,158,714
91    46   4,100  726,190 2,683,309 2,683,309 2,817,475 3,320,868 3,320,868 3,486,911

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JANE DOE          ISSUE AGE:               45
                                           GENDER:                  FEMALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $4,100.00
                                           PAYMENT MODE:            ANNUAL
GROSS INVESTMENT RATE:   12.00%            NET INVESTMENT RATE:     10.98%

                                 Guaranteed Charges              Current Charges
                            ----------------------------- -----------------------------
                   Premium
           Paid   Accum at    Accum   Cash Surr   Death     Accum   Cash Surr   Death
Age  Year Premium    5%       Value     Value    Benefit    Value     Value    Benefit
---  ---- ------- --------- --------- --------- --------- --------- --------- ---------
 92   47   4,100    766,804 2,945,136 2,945,136 3,062,942 3,666,709 3,666,709 3,813,378
 93   48   4,100    809,449 3,236,960 3,236,960 3,334,069 4,049,833 4,049,833 4,171,328
 94   49   4,100    854,227 3,563,894 3,563,894 3,635,172 4,474,838 4,474,838 4,564,335
 95   50   4,100    901,243 3,932,370 3,932,370 3,971,694 4,947,021 4,947,021 4,996,491
 96   51   4,100    950,610 4,350,936 4,350,936 4,350,936 5,472,501 5,472,501 5,472,501
 97   52   4,100  1,002,446 4,813,606 4,813,606 4,813,606 6,053,352 6,053,352 6,053,352
 98   53   4,100  1,056,873 5,325,028 5,325,028 5,325,028 6,695,407 6,695,407 6,695,407
 99   54   4,100  1,114,022 5,890,339 5,890,339 5,890,339 7,405,116 7,405,116 7,405,116
100   55   4,100  1,174,028 6,515,217 6,515,217 6,515,217 8,189,608 8,189,608 8,189,608
101   56       0  1,232,729 6,710,571 6,710,571 6,710,571 8,435,193 8,435,193 8,435,193
102   57       0  1,294,366 6,911,888 6,911,888 6,911,888 8,688,249 8,688,249 8,688,249
103   58       0  1,359,084 7,119,244 7,119,244 7,119,244 8,948,897 8,948,897 8,948,897
104   59       0  1,427,038 7,332,822 7,332,822 7,332,822 9,217,363 9,217,363 9,217,363
105   60       0  1,498,390 7,552,806 7,552,806 7,552,806 9,493,884 9,493,884 9,493,884

                                   APPENDIX B

                  EXAMPLES OF CALCULATION OF SURRENDER CHARGE

                      Charges for $3,000 Partial Surrender

   Consider a Policy with $200,000 Specified Amount, with $10,000 in Accumulated Value, with a $6,000 Surrender Charge, and with no previous Partial Surrenders. If this Owner were to take a $3,000 Partial Surrender, the values would be as follows:

                                        Before Surrender        After Surrender
                                        ----------------        ---------------
Specified Amount......................      $200,000               $195,500
Accumulated Value.....................      $ 10,000               $  5,500
Surrender Charge......................      $  6,000(a)            $  4,500
Sum of all Previous Partial
 Surrenders...........................      $      0               $  3,000
Partial Surrender Amount..............      $  3,000                    N/A
Sum of the Partial Surrender Amount
 and all Previous Partial Surrenders..      $  3,000(b)            $  3,000
Exclusion Percentage..................            50%                    50%
Cash Surrender Value..................      $  4,000(d)            $  1,000
Exclusion Percentage multiplied by the
 Cash Surrender Value.................      $  2,000(c)            $    500
Charge Assessed on Surrender..........      $  1,500(see below)         N/A

   The Charge Assessed on Surrender is calculated, in symbols, as (a) X [(b) -
(c)] / (d) = $6,000 X [$3,000 - $2,000] / $4,000 = $1,500. The Charge will always be at least $25 but will never otherwise exceed the full Surrender Charge. The Specified Amount is reduced by the sum of the $3,000 Partial Surrender Amount and the $1,500 Charge Assessed on Surrender. The new Specified Amount is $200,000 - ($3,000 + $1,500) = $195,500.

   The Accumulated Value is also reduced by the sum of the $3,000 Partial Surrender Amount and the $1,500 Charge Assessed on Surrender. The new Accumulated Value is $10,000 - ($3,000 + $1,500) = $5,500. The Surrender Charge is reduced by the $1,500 Charge Assessed on Surrender, $6,000 - $1,500 = $4,500. All future Surrender Charges are the Surrender Charges shown on the schedule page, reduced by the $1,500 assessed, but never less than zero. The Cash Surrender Value is always calculated as the Accumulated Value less the Surrender Charge. After the surrender, this would be $5,500 - $4,500 = $1,000.

                Charges for $50,000 Decrease in Specified Amount

   Consider a Policy with $200,000 Specified Amount, with $10,000 in Accumulated Value, and with a $6,000 Surrender Charge. If this Owner were to decrease his Specified Amount by $50,000, the values would be as follows:

                                         Before Decrease         After Decrease
                                         ---------------         --------------
Specified Amount........................    $200,000                $150,000
Accumulated Value.......................    $ 10,000                $  8,500
Surrender Charge........................    $  6,000                $  4,500
Cash Surrender Value....................    $  4,000                $  4,000
Charge Assessed on Decrease.............    $  1,500(see below)          N/A

   The Surrender Charge assessed on a decrease in Specified Amount made within five years of the insurance segment is the pro-rata portion of surrender penalties in effect at the time of the decrease. For this $50,000 decrease on a $200,000 Specified Amount, we will assess a Surrender Charge of $50,000 (decrease amount) / $200,000 (Specified Amount) * $6,000 (Surrender Charge) = $1,500. The Specified

Amount after the decrease is the Specified Amount before the decrease ($200,000) reduced by the amount of the decrease ($50,000) = $150,000. The Accumulated Value after the decrease is the $10,000 Accumulated Value before the decrease reduced by the $1,500 charge assessed = $10,000 - $1,500 = $8,500. The Surrender Charge after the decrease is the $6,000 Surrender Charge before the decrease reduced, pro-rata, by the 25% amount of the decrease = $6,000 - 25%* $6,000 = $4,500. All future Surrender Charges are reduced by the same 25%. The Cash Surrender Value is always calculated as the Accumulated Value less the Surrender Charge. After the decrease, this would be $8,500 - $4,500 = $4,000. As the charge reduces both the Accumulated Value and Surrender Charge in equal amounts, the Cash Surrender Value is designed not to change after a decrease in the Specified Amount.

                            [LOGO OF PAN AMERICAN]

                        Pan-American Assurance Company

                                P.O. Box 53372
                            New Orleans, Louisiana

                       --------------------------------

                        Pan-American Assurance Company
                        is a wholly owned subsidiary of
                     Pan-American Life Insurance Company.


B-893-REV-5-02